                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07883

                                   ICON FUNDS
               (Exact name of registrant as specified in charter)

5299 DTC Blvd., Suite 1200, Greenwood Village,                         CO 80111
   (Address of principal executive offices)                           (Zip code)

     Erik L. Jonson 5299 DTC Blvd., Suite 1200, Greenwood Village, CO 80111
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 303-790-1600

Date of fiscal year end: September 30, 2006

Date of reporting period: December 31, 2005

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

     File the schedules as of the close of the reporting period as set forth in Sections 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The
schedules need not be audited.

SCHEDULE OF INVESTMENTS
ICON CONSUMER DISCRETIONARY FUND
DECEMBER 31, 2005
(UNAUDITED)

SHARES OR PRINCIPAL AMOUNT                                              VALUE
--------------------------                                           -----------
        COMMON STOCKS (98.9%)
 23,200 Abercrombie & Fitch Co.                                      $ 1,512,176
 19,600 Advance Auto Parts, Inc.(a)                                      851,816
 92,900 Aftermarket Technology Corp.(a)                                1,805,976
 17,400 Altria Group, Inc.                                             1,300,128
 50,400 Ann Taylor Stores Corp.(a)                                     1,739,808
 44,200 BorgWarner, Inc.                                               2,679,846
 45,700 Brown Shoe Co., Inc.                                           1,939,051
 91,000 Cache, Inc.(a)                                                 1,576,120
 52,400 Cavco Industries, Inc.(a)                                      2,005,872
 41,100 Christopher & Banks Corp.                                        771,858
 91,700 Coldwater Creek, Inc.(a)                                       2,799,601
 65,200 Craftmade International, Inc.                                  1,304,652
101,500 Drew Industries, Inc. (a)                                      2,861,285
  9,000 Eagle Materials, Inc.                                          1,101,240
 61,400 eBay, Inc.(a)                                                  2,655,550
 45,300 Education Management Corp.(a)                                  1,518,003
 45,200 Ethan Allen Interiors, Inc.                                    1,651,156
 59,200 Family Dollar Stores, Inc.                                     1,467,568
 85,900 Furniture Brands International, Inc.                           1,918,147
 90,900 Gentex Corp.                                                   1,772,550
 25,800 Gildan Activewear, Inc.(a)                                     1,105,530
 31,600 Group 1 Automotive, Inc. - Class A(a)                            993,188
 29,000 Harley-Davidson, Inc.                                          1,493,210
 26,800 Harman International Industries, Inc.                          2,622,380
110,800 Honda Motor Co., Ltd. - ADR                                    3,209,876
 46,800 Insight Enterprises, Inc.(a)                                     917,748
 16,100 ITT Educational Services, Inc.(a)                                951,671
 92,000 Jackson Hewitt Tax Services, Inc.                              2,549,320
 26,800 Johnson Controls, Inc.                                         1,953,988
 66,800 Jos. A. Bank Clothiers, Inc.(a)                                2,899,788
 31,400 Keystone Automotive Industries, Inc.(a)                          988,472
 24,000 Laureate Education, Inc.(a)                                    1,260,240
 61,000 Lowe's Cos., Inc.                                              4,066,260
 40,400 Matthews International Corp. - Class A                         1,470,964
 36,000 Mohawk Industries Co.(a)                                       3,131,280
 22,200 Nike, Inc. - Class B                                           1,926,738
 63,000 O'Reilly Automotive, Inc.(a)                                   2,016,630
 38,900 Oxford Industries, Inc.                                        2,127,830
 68,300 Pacific Sunwear of California, Inc.(a)                         1,702,036
 33,400 Ross Stores, Inc.                                                965,260
 44,650 Staples, Inc.                                                  1,014,002
 10,200 Strayer Education, Inc.                                          955,740
 35,900 Target Corp.                                                   1,973,423
 65,100 The Cato Corp.                                                 1,396,395
 96,900 The Finish Line, Inc.                                          1,687,998
 72,900 The Home Depot, Inc.                                           2,950,992
 42,700 The Gymboree Corp.(a)                                            999,180
 72,000 The Sportsman's Guide, Inc.(a)                                 1,717,200
 68,100 Thor Industries, Inc.                                          2,728,767
 31,500 Too, Inc.(a)                                                     888,615
 13,800 Toyota Motor Corp.- ADR                                        1,443,756
 58,000 United Auto Group, Inc.                                        2,215,600
 37,200 Urban Outfitters, Inc.(a)                                        941,532
 90,700 Volkswagen AG - ADR                                              947,815

 19,300 Williams-Sonoma, Inc.(a)                                         832,795
                                                                     -----------
        TOTAL COMMON STOCKS (COST $88,410,771)                        96,278,622

        SHORT-TERM INVESTMENTS (0.8%)
799,485 Brown Brothers Harriman Time Deposit, 3.59%, 01/03/06 #          799,485
                                                                     -----------
        TOTAL SHORT-TERM INVESTMENTS (COST $799,485)                     799,485

        Total Investments (Cost $89,210,256) 99.7%                    97,078,107
        Other Assets less Liabilities 0.3%                               264,122
                                                                     -----------
        TOTAL NET ASSETS 100.0%                                      $97,342,229
                                                                     ===========

The accompanying notes are an integral part of this Schedule of Investments.

Percentages noted above are based on net assets as of December 31, 2005.

(a)  Non-income producing security.

# BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2005

ADR  American Depositary Receipt

Dates shown on securities are the due dates of the obligation.

SCHEDULE OF INVESTMENTS
ICON ENERGY FUND
DECEMBER 31, 2005
(UNAUDITED)

 SHARES                                                                 VALUE
 ------                                                             ------------
        COMMON STOCKS  (99.8%)
 75,000 Alpha Natural Resources, Inc.(a)                            $  1,440,750
 84,700 Anadarko Petroleum Corp.                                       8,025,325
125,000 Apache Corp.                                                   8,565,000
215,000 Atwood Oceanics, Inc.(a)                                      16,776,450
175,000 Berry Petroleum Co.                                           10,010,000
100,000 BG Group PLC - ADR                                             4,967,000
 70,000 BP PLC - ADR                                                   4,495,400
800,000 Cal Dive International, Inc.(a)                               28,712,000
450,000 Chesapeake Energy Corp.                                       14,278,500
225,000 Chevron Corp.                                                 12,773,250
300,000 China Petroleum and Chemical Corp. - ADR                      14,880,000
200,014 Cimarex Energy Co.(a)                                          8,602,602
200,000 Comstock Resources, Inc.(a)                                    6,102,000
150,000 ConocoPhillips                                                 8,727,000
400,000 Cooper Cameron Corp.(a)                                       16,560,000
100,000 Core Laboratories N.V.(a)                                      3,736,000
300,000 Denbury Resources, Inc.(a)                                     6,834,000
300,000 Diamond Offshore Drilling, Inc.                               20,868,000
350,000 El Paso Corp.                                                  4,256,000
160,000 Encore Acquisition Co.(a)                                      5,126,400
225,000 Energy Partners, Ltd.(a)                                       4,902,750
173,300 ENSCO International, Inc.                                      7,685,855
225,000 FMC Technologies, Inc.(a)                                      9,657,000
200,000 Foundation Coal Holdings, Inc.                                 7,600,000
800,000 Grant Prideco, Inc.(a)                                        35,296,000
100,000 Gulf Island Fabrication, Inc.                                  2,431,000
325,000 Headwaters, Inc.(a)                                           11,518,000
300,000 Helmerich & Payne, Inc.                                       18,573,000
160,000 Hydril Co.(a)                                                 10,016,000
575,000 KCS Energy, Inc.(a)                                           13,926,500
375,000 Lone Star Technologies, Inc.(a)                               19,372,500
225,000 Lukoil - ADR                                                  13,387,500
287,050 Marathon Oil Corp.                                            17,501,439
375,000 Nabors Industries, Ltd.(a)                                    28,406,250
450,000 National-OilWell Varco, Inc.(a)                               28,215,000
300,000 Newfield Exploration Co.(a)                                   15,021,000
500,000 Newpark Resources, Inc.(a)                                     3,815,000
180,000 Noble Corp.                                                   12,697,200
196,000 Oceaneering International, Inc.(a)                             9,756,880
475,000 Oil States International, Inc.(a)                             15,048,000
551,700 Parker Drilling Co.(a)                                         5,974,911
775,000 Patterson-UTI Energy, Inc.                                    25,536,250
100,000 Peabody Energy Corp.                                           8,242,000
130,800 Penn Virginia Corp.                                            7,507,920
600,000 Petro-Canada                                                  24,054,000
200,000 Petrochina Co., Ltd.- ADR                                     16,392,000
600,000 Petroleo Brasileiro S.A.- ADR                                 42,761,999
150,000 Precision Drilling Trust                                       4,950,000
350,000 Pride International, Inc.(a)                                  10,762,500
550,000 Range Resources Corp.                                         14,487,000
225,000 Remington Oil & Gas Corp.(a)                                   8,212,500
330,000 Repsol YPF S.A. - ADR                                          9,705,300

225,500 Rowan Cos., Inc.                                               8,036,820
260,000 Royal Dutch Shell - Class A - ADR                             15,987,400
 75,049 Royal Dutch Shell - Class B - ADR                              4,842,912
200,000 Suncor Energy, Inc.                                           12,626,000
800,000 Superior Energy Services, Inc.(a)                             16,840,000
300,000 TETRA Technologies, Inc.(a)                                    9,156,000
534,300 The Williams Companies, Inc.                                  12,379,731
300,000 Tidewater, Inc.                                               13,338,000
325,000 Transocean, Inc.(a)                                           22,649,250
635,000 Ultra Petroleum Corp.(a)                                      35,433,000
425,000 Unit Corp.(a)                                                 23,387,750
300,000 W-H Energy Services, Inc.(a)                                   9,924,000
549,298 Weatherford International, Ltd.(a)                            19,884,588
400,033 XTO Energy, Inc.                                              17,577,450
                                                                    ------------

        Total Investments (Cost $623,850,443) 99.8%                  891,211,832
        Other Assets less Liabilities 0.2%                             1,647,876
                                                                    ------------
        TOTAL NET ASSETS 100.0%                                     $892,859,708
                                                                    ============

The accompanying notes are an integral part of this Schedule of Investments.

Percentages noted above are based on net assets as of December 31, 2005.

(a)  Non-income producing security.

ADR   American Depositary Receipt

SCHEDULE OF INVESTMENTS
ICON FINANCIAL FUND
DECEMBER 31, 2005
(UNAUDITED)

SHARES OR PRINCIPAL AMOUNT                                              VALUE
--------------------------                                          ------------
        COMMON STOCKS (99.9%)
 59,700 A.G. Edwards, Inc.                                          $  2,797,542
 67,000 Accredited Home Lenders Holding Co.(a)                         3,321,860
 50,500 ACE, Ltd.                                                      2,698,720
 45,400 AFLAC, Inc.                                                    2,107,468
 72,200 American Capital Strategies, Ltd.                              2,614,362
 52,700 American Express Co.                                           2,711,942
 65,700 American International Group, Inc.                             4,482,711
124,100 Ameriprise Financial, Inc.                                     5,088,100
 74,200 Aon Corp.                                                      2,667,490
116,800 Bank of America Corp.                                          5,390,320
 93,200 BB&T Corp.                                                     3,906,012
 87,900 Boston Private Financial Holdings, Inc.                        2,673,918
 48,200 Capital One Financial Corp.                                    4,164,480
285,900 Cash America International, Inc.                               6,630,021
106,600 China Life Insurance Co., Ltd. - ADR(a)                        3,760,848
 80,100 CIT Group, Inc.                                                4,147,578
268,800 Citigroup, Inc.                                               13,044,864
 48,900 Downey Financial Corp.                                         3,344,271
 60,200 East-West Bancorp, Inc.                                        2,196,698
143,900 Eaton Vance Corp.                                              3,937,104
 29,500 Everest Re Group, Ltd.                                         2,960,325
 99,200 Financial Federal Corp.                                        4,409,440
106,600 First American Corp.                                           4,828,980
231,600 First Cash Financial Services, Inc.(a)                         6,753,456
111,200 First Republic Bank                                            4,115,512
126,500 GFI Group, Inc.(a)                                             5,999,895
 50,300 Golden West Financial Corp.                                    3,319,800
174,650 HCC Insurance Holdings, Inc.                                   5,183,612
133,500 ING Group N.V. - ADR                                           4,648,470
 68,700 Investment Technology Group, Inc.(a)                           2,434,728
122,500 Investors Financial Services Corp.                             4,511,675
333,400 JPMorgan Chase & Co.                                          13,232,646
581,200 Labranche and Co., Inc.(a)                                     5,875,932
 42,400 LandAmerica Financial Group, Inc.                              2,645,760
 48,000 Lehman Brothers Holding, Inc.                                  6,152,160
 52,500 Lincoln National Corp.                                         2,784,075
 65,800 Loews Corp.                                                    6,241,130
162,300 Mellon Financial Corp.                                         5,558,775
 70,100 Merrill Lynch & Co., Inc.                                      4,747,873
 43,300 MetLife, Inc.                                                  2,121,700
 72,700 Morgan Stanley                                                 4,124,998
253,500 Nara Bankcorp, Inc.                                            4,507,230
 41,200 Philadelphia Consolidated Holding Corp.(a)                     3,983,628
 62,100 Principal Financial Group, Inc.                                2,945,403
 88,400 Prudential Financial, Inc.                                     6,469,996
 86,700 Raymond James Financial, Inc.                                  3,265,989
 59,000 RLI Corp.                                                      2,942,330
 60,300 Selective Insurance Group, Inc.                                3,201,930
 50,900 SLM Corp.                                                      2,804,081
 59,100 St. Paul Travelers Cos., Inc.                                  2,639,997
 43,200 State Street Corp.                                             2,395,008
 54,900 Stewart Information Services Corp.                             2,671,983
 43,300 SunTrust Banks, Inc.                                           3,150,508

 24,500 The Bear Stearns Cos., Inc.                                    2,830,485
 26,100 The Goldman Sachs Group, Inc.                                  3,333,231
 49,700 The Hartford Financial Services Group, Inc.                    4,268,733
 85,500 Umpqua Holdings Corp.                                          2,439,315
261,300 UnumProvident Corp.                                            5,944,575
 92,800 US Bancorp                                                     2,773,792
148,400 Wachovia Corp.                                                 7,844,424
122,700 Washington Mutual, Inc.                                        5,337,450
 56,100 Wells Fargo & Co.                                              3,524,763
                                                                    ------------
        TOTAL COMMON STOCKS (COST $239,091,460)                      263,612,102

        SHORT-TERM INVESTMENTS (0.1%)
331,056 Brown Brothers Harriman Time Deposit, 3.59%, 01/03/06 #          331,056
                                                                    ------------
        TOTAL SHORT-TERM INVESTMENTS (COST $331,056)                     331,056

        Total Investments (Cost $239,422,516) 100.0%                 263,943,158
        Liabilities less Other Assets (0.0)%                             (35,602)
                                                                    ------------
        TOTAL NET ASSETS 100.0%                                     $263,907,556
                                                                    ============

The accompanying notes are an integral part of this Schedule of Investments.

Percentages noted above are based on net assets as of December 31, 2005.

(a)  Non-income producing security.

# BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2005

ADR  American Depositary Receipt

Dates shown on securities are the due dates of the obligation.

SCHEDULE OF INVESTMENTS
ICON HEALTHCARE FUND
DECEMBER 31, 2005
(UNAUDITED)

SHARES OR PRINCIPAL AMOUNT                                              VALUE
--------------------------                                          ------------
           COMMON STOCKS (95.4%)
   175,000 Adams Respiratory Therapeutics, Inc.(a)                  $  7,115,500
   150,000 Aetna, Inc.                                                14,146,500
   170,000 Affymetrix, Inc.(a)                                         8,117,500
   275,000 Alpharma, Inc. - Class A                                    7,840,250
   100,000 American Dental Partners, Inc.(a)                           1,808,000
   208,500 American Healthways, Inc.(a)                                9,434,625
   500,000 AmerisourceBergen Corp.                                    20,700,000
   100,000 Amgen, Inc.(a)                                              7,886,000
   225,000 AMN Healthcare Services, Inc.(a)                            4,450,500
   160,000 Arrow International, Inc.                                   4,638,400
   200,000 AstraZeneca PLC - ADR                                       9,720,000
   307,800 Barr Pharmaceuticals, Inc.(a)                              19,172,862
   210,000 Baxter International, Inc.                                  7,906,500
    50,000 Biosite, Inc.(a)                                            2,814,500
   225,000 Bradley Pharmaceuticals, Inc.(a)                            2,137,500
   162,700 Cardinal Health, Inc.                                      11,185,625
   240,000 Caremark Rx, Inc.(a)                                       12,429,600
   300,000 Celgene Corp.(a)                                           19,440,000
   215,000 Cephalon, Inc.(a)                                          13,919,100
   100,000 Cerner Corp.(a)                                             9,091,000
   150,000 Chiron Corp. (a)                                            6,669,000
    91,000 CIGNA Corp.                                                10,164,700
   335,000 Community Health Systems, Inc.(a)                          12,843,900
   240,000 Coventry Health Care, Inc.(a)                              13,670,400
   172,100 Cross Country Healthcare, Inc.(a)                           3,059,938
   262,100 Cytyc Corp.(a)                                              7,399,083
   190,500 DaVita, Inc.(a)                                             9,646,920
   164,000 Dendrite International, Inc.(a)                             2,363,240
    71,600 Dentsply International, Inc.                                3,844,204
   375,000 Digene Corp.(a)                                            10,938,750
    81,500 Edwards Lifesciences Corp.(a)                               3,391,215
   156,000 Eli Lilly & Co.                                             8,828,040
   250,000 Express Scripts, Inc.(a)                                   20,950,000
   175,000 First Horizon Pharmaceutical Corp. (a)                      3,018,750
   150,000 Gilead Sciences, Inc.(a)                                    7,894,500
   285,000 Health Net, Inc.(a)                                        14,691,750
   225,000 HealthExtras, Inc.(a)                                       5,647,500
   350,000 Henry Schein, Inc.(a)                                      15,274,000
   115,000 Hi-Tech Pharmacal Co., Inc.(a)                              5,093,350
    75,000 Horizon Health Corp.(a)                                     1,697,250
   243,200 Humana, Inc.(a)                                            13,213,056
    70,100 Icon PLC- ADR(a)                                            2,883,914
   150,000 IVAX Corp.(a)                                               4,699,500
   125,000 Johnson & Johnson, Inc.                                     7,512,500
   300,000 K-V Pharmaceutical Co.(a)                                   6,180,000
   300,000 King Pharmaceuticals, Inc.(a)                               5,076,000
   200,000 Laboratory Corp. of America Holdings(a)                    10,770,000
   200,000 LifeCell Corp.(a)                                           3,814,000
   175,000 Lincare Holdings, Inc.(a)                                   7,334,250
   280,000 Manor Care, Inc.                                           11,135,600
   144,500 Matthews International Corp. - Class A                      5,261,245
   400,000 McKesson HBOC, Inc.                                        20,636,000
   200,000 MedcoHealth Solutions, Inc.(a)                             11,160,000
   200,000 Merge Technologies, Inc.(a)                                 5,008,000

   200,000 Molecular Devices Corp.(a)                                  5,786,000
   698,800 Mylan Laboratories, Inc.                                   13,948,048
   250,000 Omnicare, Inc.                                             14,305,000
   200,000 Owens & Minor, Inc.                                         5,506,000
   100,000 Parexel International Corp.(a)                              2,026,000
   275,000 Per-Se Technologies, Inc.(a)                                6,424,000
   296,000 Pfizer, Inc.                                                6,902,720
   162,800 Pharmaceutical Product Development, Inc.                   10,085,460
   150,000 Possis Medical, Inc.(a)                                     1,492,500
   475,000 PSS World Medical, Inc.(a)                                  7,049,000
   126,000 Psychiatric Solutions, Inc.(a)                              7,401,240
   125,000 Quest Diagnostics, Inc.                                     6,435,000
   180,000 ResMed, Inc.(a)                                             6,895,800
   300,000 Respironics, Inc.(a)                                       11,121,000
   250,000 Salix Pharmaceuticals, Ltd.(a)                              4,395,000
    60,000 Schick Technologies, Inc.(a)                                1,977,540
   125,000 Somanetics Corp.(a)                                         4,000,000
   100,000 SonoSite, Inc.(a)                                           3,501,000
   100,000 Stryker Corp.                                               4,443,000
   110,300 Surmodics, Inc.(a)                                          4,079,997
   225,000 Teva Pharmaceutical Industries, Ltd. - ADR                  9,677,250
   175,000 Thermo Electron Corp.(a)                                    5,272,750
   212,800 United Surgical Partners International, Inc.(a)             6,841,520
   200,000 United Therapeutics Corp.(a)                               13,824,000
   250,024 UnitedHealth Group, Inc.                                   15,536,491
   200,000 Ventiv Health, Inc.(a)                                      4,724,000
   200,000 Watson Pharmaceuticals, Inc.(a)                             6,502,000
   241,773 Wellpoint, Inc.(a)                                         19,291,060
   175,000 West Pharmaceutical Services, Inc.                          4,380,250
   180,000 Wyeth                                                       8,292,600
                                                                    ------------
           TOTAL COMMON STOCKS (COST $559,738,125)                   697,840,743

           SHORT-TERM INVESTMENTS (4.5%)
32,560,386 Brown Brothers Harriman Time Deposit, 3.59%, 01/03/06 #    32,560,386
                                                                    ------------
           TOTAL SHORT-TERM INVESTMENTS (COST $32,560,386)            32,560,386
           Total Investments (Cost $592,298,511) 99.9%               730,401,129
           Other Assets less Liabilities 0.1%                            542,891
                                                                    ------------
           TOTAL NET ASSETS 100.0%                                  $730,944,020
                                                                    ============

The accompanying notes are an integral part of this Schedule of Investments.

Percentages noted above are based on net assets as of December 31, 2005.

(a)  Non-income producing security.

# BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2005

ADR  American Depositary Receipt

Dates shown on securities are the due dates of the obligation.

SCHEDULE OF INVESTMENTS
ICON INDUSTRIALS FUND
DECEMBER 31, 2005
(UNAUDITED)

 SHARES                                                                 VALUE
 ------                                                             ------------
        COMMON STOCKS (100.2%)
123,000 A.S.V., Inc.(a)                                             $  3,072,540
 67,000 Alaska Air Group, Inc.(a)                                      2,393,240
 89,000 Albany International Corp.- Class A                            3,218,240
 22,400 Alexander & Baldwin, Inc.                                      1,214,976
 33,000 Alliant Techsystems, Inc.(a)                                   2,513,610
 55,500 American Science and Engineering, Inc.(a)                      3,461,535
 47,000 American Standard Companies, Inc.                              1,877,650
 68,300 AMR Corp.(a)                                                   1,518,309
 84,500 Apogee Enterprises, Inc.                                       1,370,590
 51,700 Arkansas Best Corp.                                            2,258,256
 90,000 Barnes Group, Inc.                                             2,970,000
 60,000 Barrett Business Services, Inc.(a)                             1,499,400
 54,500 Burlington Northern Santa Fe Corp.                             3,859,689
 45,300 C.H. Robinson Worldwide, Inc.                                  1,677,459
 46,000 Canadian National Railway Co.- ADR                             3,679,540
 72,000 Canadian Pacific Railway, Ltd.                                 3,020,400
 58,000 Caterpillar, Inc.                                              3,350,660
 42,600 Celadon Group, Inc.(a)                                         1,226,880
100,000 Ceradyne, Inc.(a)                                              4,380,000
 67,000 CSX Corp.                                                      3,401,590
 37,000 Cummins, Inc.                                                  3,320,010
 25,000 Dynamex, Inc.(a)                                                 476,500
 35,100 Eaton Corp.                                                    2,354,859
 28,000 ElkCorp                                                          942,480
 59,000 EMCOR Group, Inc.(a)                                           3,984,270
 86,700 Empresa Brasileira de Aeronautica S.A. - ADR                   3,389,970
100,000 Fastenal Co.                                                   3,919,000
 45,000 FedEx Corp.                                                    4,652,550
 78,000 Flanders Corp.(a)                                                948,480
 51,300 Franklin Electric Co., Inc.                                    2,028,402
125,000 FTI Consulting, Inc.(a)                                        3,430,000
 95,000 General Cable Corp.(a)                                         1,871,500
 22,900 General Dynamics Corp.                                         2,611,745
 90,000 Genesee & Wyoming, Inc.(a)                                     3,379,500
 84,700 Granite Construction, Inc.                                     3,041,577
 42,000 Griffon Corp.(a)                                               1,000,020
 27,100 Harsco Corp.                                                   1,829,521
 71,800 Healthcare Services Group, Inc.                                1,486,978
 39,600 Ingersoll Rand Co. Ltd. - Class A                              1,598,652
 20,000 Jacobs Engineering Group, Inc.(a)                              1,357,400
112,500 Joy Global, Inc.                                               4,500,000
 46,700 Kaydon Corp.                                                   1,500,938
110,000 Kforce, Inc.(a)                                                1,227,600
 56,000 Kirby Corp.(a)                                                 2,921,520
218,550 Knight Transportation, Inc.                                    4,530,542
102,500 Labor Ready, Inc.(a)                                           2,134,050
130,500 Lennox International, Inc.                                     3,680,100
 86,000 Lincoln Electric Holdings, Inc.                                3,410,760
 58,000 Manpower, Inc.                                                 2,697,000
 90,000 Marten Transport, Ltd.(a)                                      1,639,800
 87,000 Monster Worldwide, Inc.(a)                                     3,551,340
 90,000 MSC Industrial Direct Co., Inc. - Class A                      3,619,800
 82,000 Norfolk Southern Corp.                                         3,676,060
 40,100 Northrop Grumman Corp.                                         2,410,411

165,000 Old Dominion Freight Line, Inc.(a)                             4,451,700
265,000 Orbital Sciences Corp.(a)                                      3,402,600
 84,000 Oshkosh Truck Corp.                                            3,745,560
134,700 Pacer International, Inc.                                      3,510,282
 26,500 Parker Hannifin Corp.                                          1,747,940
 50,000 Regal-Beloit Corp.                                             1,770,000
 55,950 Rollins, Inc.                                                  1,102,775
 53,000 Roper Industries, Inc.                                         2,094,030
105,400 Ryder System, Inc.                                             4,323,508
 60,000 SCS Transportation, Inc.(a)                                    1,275,000
150,000 SkyWest, Inc.                                                  4,029,000
 21,800 Stericycle, Inc.(a)                                            1,283,584
 35,600 Terex Corp.(a)                                                 2,114,640
 47,000 The Boeing Co.                                                 3,301,280
 34,100 The Manitowoc Co., Inc.                                        1,712,502
 48,000 The Middleby Corp.(a)                                          4,152,000
 62,000 The Toro Co.                                                   2,713,740
 75,200 Timken Co.                                                     2,407,904
 20,000 United Industrial Corp.                                          827,400
 57,700 United Parcel Service, Inc.- Class B                           4,336,155
 30,000 United Stationers, Inc.(a)                                     1,455,000
 30,000 United Technologies Corp.                                      1,677,300
 30,000 Universal Forest Products, Inc.                                1,657,500
 42,100 USA Truck, Inc.(a)                                             1,226,373
 42,000 UTI Worldwide, Inc.                                            3,899,280
 50,000 W.W. Grainger, Inc.                                            3,555,000
 51,200 Watsco, Inc.                                                   3,062,272
 94,800 Wesco International, Inc.(a)                                   4,050,804
 48,700 West Corp.(a)                                                  2,052,705
                                                                    ------------
        Total Investments (Cost $180,639,289) 100.2%                 218,025,733
        Liabilities less Other Assets (0.2)%                            (440,098)
                                                                    ------------
        TOTAL NET ASSETS 100.0%                                     $217,585,635
                                                                    ============

The accompanying notes are an integral part of this Schedule of Investments.

Percentages noted above are based on net assets as of December 31, 2005.

(a)  Non-income producing security.

ADR  American Depositary Receipt

SCHEDULE OF INVESTMENTS
ICON INFORMATION TECHNOLOGY FUND
DECEMBER 31, 2005
(UNAUDITED)

SHARES OR PRINCIPAL AMOUNT                                             VALUE
--------------------------                                         ------------
        COMMON STOCKS (99.7%)
103,200 Affiliated Computer Services, Inc. - Class A(a)            $  6,107,376
 81,800 Amphenol Corp. - Class A                                      3,620,468
 34,300 Analog Devices, Inc.                                          1,230,341
 80,800 Anixter International, Inc.                                   3,160,896
117,700 Apple Computer, Inc.(a)                                       8,461,453
144,600 Arris Group, Inc.(a)                                          1,369,362
133,900 Arrow Electronics, Inc.(a)                                    4,288,817
 96,000 ATI Technologies, Inc.(a)                                     1,631,040
 52,000 Avid Technology, Inc.(a)                                      2,847,520
132,100 Avnet, Inc.(a)                                                3,162,474
248,500 Cadence Design Systems, Inc.(a)                               4,204,620
 93,600 Certegy, Inc.                                                 3,796,416
211,500 Checkpoint Systems, Inc.(a)                                   5,213,475
 82,800 Cognizant Technology Solutions Corp.(a)                       4,168,980
 99,200 Computer Sciences Corp.(a)                                    5,023,488
170,400 Convergys Corp.(a)                                            2,700,840
 91,800 Corning, Inc.(a)                                              1,804,788
 78,300 CSG Systems International, Inc.(a)                            1,747,656
216,600 EFJ, Inc.(a)                                                  2,198,490
216,100 EMC Corp.(a)                                                  2,943,282
246,700 EPIQ Systems, Inc.(a)                                         4,573,818
116,100 Fair Issac Corp.                                              5,128,137
100,100 First Data Corp.                                              4,305,301
121,200 Fiserv, Inc.(a)                                               5,244,324
106,100 FMC Technologies, Inc.(a)                                     4,553,812
167,500 Gevity HR, Inc.                                               4,308,100
135,800 Global Imaging Systems, Inc.(a)                               4,702,754
 28,200 Google, Inc. - Class A(a)                                    11,699,052
227,400 Hewlett-Packard Co.                                           6,510,462
 33,200 Infosys Technologies, Ltd. - ADR                              2,684,552
276,300 Ingram Micro, Inc.(a)                                         5,506,659
292,500 Intel Corp.                                                   7,300,800
121,100 International Business Machines Corp.                         9,954,420
 94,400 j2 Global Communications, Inc.(a)                             4,034,656
 75,700 Jabil Circuit, Inc.(a)                                        2,807,713
 80,900 Komag, Inc.(a)                                                2,803,994
123,000 Logitech International S.A. - ADR(a)                          5,752,710
 29,300 Marvell Technology Group, Ltd. - ADR(a)                       1,643,437
 34,200 Maximus, Inc.                                                 1,254,798
143,500 MEMC Electronic Materials, Inc.(a)                            3,181,395
 89,800 Mettler-Toledo International, Inc.(a)                         4,956,960
156,300 Microchip Technology, Inc.                                    5,025,045
137,400 Nam Tai Electronics, Inc.                                     3,091,500
105,900 NDS Group PLC - ADR(a)                                        4,357,785
 88,800 Neoware Systems, Inc.(a)                                      2,069,040
121,900 NICE Systems, Ltd. - ADR(a)                                   5,870,704
315,900 Nokia Corp. - ADR                                             5,780,970
 83,800 Open Text Corp.(a)                                            1,182,418
 92,700 Qualcomm, Inc.                                                3,993,516
145,500 Radyne Corp.(a)                                               2,119,935
124,600 Rimage Corp.(a)                                               3,610,908

 44,400 SanDisk Corp.(a)                                              2,789,208
189,900 Satyam Computer Services, Ltd. - ADR                          6,948,441
135,700 Seagate Technology                                            2,712,643
 42,900 TALX Corp.                                                    1,960,959
179,400 Technitrol, Inc.                                              3,067,740
310,700 Texas Instruments, Inc.                                       9,964,149
 91,800 Transaction Systems Architects, Inc.(a)                       2,642,922
133,500 Verint Systems, Inc.(a)                                       4,601,745
124,700 ViaSat, Inc.(a)                                               3,333,231
 86,300 WebEx Communications, Inc.(a)                                 1,866,669
171,100 Western Digital Corp.(a)                                      3,184,171
153,200 Wipro, Ltd. - ADR                                             1,830,740
177,400 Xerox Corp.(a)                                                2,598,910
                                                                   ------------
        TOTAL COMMON STOCKS (COST $219,678,800)                     257,192,985

        SHORT-TERM INVESTMENTS(0.3%)
669,079 Brown Brothers Harriman Time Deposit, 3.59%, 01/03/06 #         669,079
                                                                   ------------
        TOTAL SHORT-TERM INVESTMENTS (COST $669,079)                    669,079

        Total Investments (Cost $220,347,879) 100.0%                257,862,064
        Liabilities less Other Assets (0.0)%                           (124,203)
                                                                   ------------
        TOTAL NET ASSETS 100.0%                                    $257,737,861
                                                                   ============

The accompanying notes are an integral part of this Schedule of Investments.

Percentages noted above are based on net assets as of December 31, 2005.

(a)  Non-income producing security.

# BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2005

ADR  American Depositary Receipt

Dates shown on securities are the due dates of the obligation.

SCHEDULE OF INVESTMENTS
ICON LEISURE AND CONSUMER STAPLES FUND
DECEMBER 31, 2005
(UNAUDITED)

SHARES OR PRINCIPAL AMOUNT                                              VALUE
--------------------------                                          ------------
        COMMON STOCKS (99.1%)
 20,700 Aeon Co, Ltd.                                               $   528,491
 16,100 Alaska Air Group, Inc.(a)                                       575,092
 16,700 Altria Group, Inc.                                            1,247,824
 35,500 AMR Corp.(a)                                                    789,165
 19,800 Avex Group Holdings, Inc.                                       506,016
 16,400 Boston Beer Company, Inc. - Class A(a)                          410,000
  9,000 Boyd Gaming Corp.                                               428,940
 16,600 California Pizza Kitchen, Inc.(a)                               530,702
 19,900 Carnival Corp.                                                1,064,052
 46,900 Casey's General Stores, Inc.                                  1,163,120
 27,200 Central European Distribution Corp.(a)                        1,091,808
120,900 Century Casinos, Inc.(a)                                      1,039,740
 21,500 Coldwater Creek, Inc.(a)                                        656,395
 24,800 Constellation Brands, Inc.(a)                                   650,504
 32,600 Corn Products International, Inc.                               778,814
  9,000 Costco Wholesale Corp.                                          445,230
 22,000 Darden Restaurants, Inc.                                        855,360
 20,600 Dean Foods Co.(a)                                               775,796
 17,100 eBay, Inc.(a)                                                   739,575
  1,500 Google, Inc. - Class A(a)                                       622,290
 13,200 IHOP Corp.                                                      619,212
 10,600 InBev N.V.                                                      460,872
 21,000 International Game Technology                                   646,380
 19,000 J & J Snack Foods Corp.                                       1,128,790
 17,000 Jack In the Box, Inc.(a)                                        593,810
 25,900 JAKKS Pacific, Inc.(a)                                          542,346
 18,400 Kerzner International, Ltd.(a)                                1,265,000
 26,400 Life Time Fitness, Inc.(a)                                    1,005,576
  7,100 Lowe's Cos., Inc.                                               473,286
 20,400 MarineMax, Inc.(a)                                              644,028
 12,100 Marriott International, Inc. - Class A                          810,337
 32,900 McDonald's Corp.                                              1,109,388
 23,000 McGraw-Hill Cos., Inc.                                        1,187,490
 13,500 Meredith Corp.                                                  706,590
  6,500 Molson Coors Brewing Co. - Class B                              435,435
 14,700 Panera Bread Co. - Class A(a)                                   965,496
 11,800 Papa John's International, Inc.(a)                              699,858
 13,000 PepsiCo, Inc.                                                   768,040
 21,400 Rare Hospitality International, Inc.(a)                         650,346
 12,000 Red Robin Gourmet Burgers, Inc.(a)                              611,520
 18,300 Royal Caribbean Cruises, Ltd.                                   824,598
 25,100 Ruby Tuesday, Inc.                                              649,839
 19,000 Safeway, Inc.                                                   449,540
 13,500 SCP Pool Corp.                                                  502,470
 15,600 Shuffle Master, Inc.(a)                                         392,184
 21,300 Smithfield Foods, Inc.(a)                                       651,780
 27,200 Starbucks Corp.(a)                                              816,272
 15,000 The Cheesecake Factory, Inc.(a)                                 560,850
 24,900 The Walt Disney Co.                                             596,853
 13,400 Thor Industries, Inc.                                           536,938
 18,500 Universal Corp.                                                 802,160
 22,300 Wal-Mart Stores, Inc.                                         1,043,640
 20,000 Weis Markets, Inc.                                              860,800
                                                                    ------------

        TOTAL COMMON STOCKS (COST $36,303,781)                       38,910,638

        SHORT-TERM INVESTMENTS  (0.1%)
324,969 Brown Brothers Harriman Time Deposit, 3.59%, 01/03/06#          384,665
                                                                    -----------
        TOTAL SHORT-TERM INVESTMENTS (COST $384,665)                    384,665

        Total Investments (Cost $36,688,446)  100.0%                 39,295,303
        Liabilities less Other Assets (0.0)%                            (40,445)
                                                                    -----------
        TOTAL NET ASSETS 100.0%                                     $39,254,858
                                                                    ===========

The accompanying notes are an integral part of this Schedule of Investments.

Percentages noted above are based on net assets as of December 31, 2005.

(a)  Non-income producing security.

# BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2005

ADR  American Depositary Receipt

Dates shown on securities are the due dates of the obligation.

SCHEDULE OF INVESTMENTS
ICON MATERIALS FUND
DECEMBER 31, 2005
(UNAUDITED)

SHARES                                                                  VALUE
------                                                              ------------
        COMMON STOCKS (99.8%)
106,700 Airgas, Inc.                                                $  3,510,430
 92,100 Alcan, Inc.                                                    3,771,495
280,800 Alcoa, Inc.                                                    8,303,256
138,200 Aleris International, Inc.(a)                                  4,455,568
 49,100 AptarGroup, Inc.                                               2,563,020
 65,900 Ball Corp.                                                     2,617,548
119,800 Barrick Gold Corp. - ADR                                       3,338,826
121,070 BHP Billiton, Ltd. - ADR                                       4,046,159
 21,100 Burlington Northern Santa Fe Corp.                             1,494,302
 23,800 Caterpillar, Inc.                                              1,374,926
 79,776 Cemex S.A. De C.V. - ADR                                       4,733,110
 94,100 Companhia Vale do Rio Doce - ADR                               3,871,274
105,300 Compania de Minas Buenaventura S.A.u. - ADR                    2,979,990
 98,200 CRH PLC - ADR                                                  2,907,702
 27,100 CSX Corp.                                                      1,375,867
 21,200 Cummins, Inc.                                                  1,902,276
 43,600 E.I. du Pont de Nemours and Co.                                1,853,000
 34,200 Eagle Materials, Inc.                                          4,184,712
 44,400 Foundation Coal Holdings, Inc.                                 1,687,200
 83,600 Freeport-McMoran Copper & Gold, Inc. - Class B                 4,497,680
 39,300 Genesee & Wyoming, Inc.(a)                                     1,475,715
101,100 Gibraltar Industries, Inc.                                     2,319,234
 40,000 Greif, Inc.- Class A                                           2,651,200
 72,450 Joy Global, Inc.                                               2,898,000
 63,600 Lubrizol Corp.                                                 2,762,148
 42,900 Martin Marietta Materials, Inc.                                3,291,288
141,300 Methanex Corp.                                                 2,647,962
323,000 Myers Industries, Inc.                                         4,709,340
 97,000 Nippon Shokubai Co., Ltd.                                      1,101,637
 48,900 Norfolk Southern Corp.                                         2,192,187
 43,100 Nucor Corp.                                                    2,875,632
153,600 Pactiv Corp.(a)                                                3,379,200
 20,000 Peabody Energy Corp.                                           1,648,400
 18,600 Praxair, Inc.                                                    985,056
 45,500 Reliance Steel & Aluminum Co.                                  2,780,960
 25,400 Rio Tinto PLC - ADR                                            4,642,866
 23,000 Shin-Etsu Chemical Co., Ltd.                                   1,224,462
 32,800 Sonoco Products Co.                                              964,320
 69,600 Southern Copper Corp.                                          4,661,808
152,000 Spartech Corp.                                                 3,336,400
 90,600 Steel Dynamics, Inc.                                           3,217,206
147,500 Steel Technologies, Inc.                                       4,128,525
 82,200 The Scotts Miracle-Gro Co.                                     3,718,728
143,900 Worthington Industries, Inc.                                   2,764,319
                                                                    ------------
        Total Investments (Cost $113,406,998) 99.8%                  131,844,934
        Other Assets less Liabilities 0.2%                               252,640
                                                                    ------------
        TOTAL NET ASSETS 100.0%                                     $132,097,574
                                                                    ============

The accompanying notes are an integral part of this Schedule of Investments.

Percentages noted above are based on net assets as of December 31, 2005.

(a)  Non-income producing security.

ADR  American Depositary Receipt

SCHEDULE OF INVESTMENTS
ICON TELECOMMUNICATION & UTILITIES FUND
DECEMBER 31, 2005
(UNAUDITED)

SHARES OR PRINCIPAL AMOUNT                                              VALUE
--------------------------                                          ------------
        COMMON STOCKS (99.3%)
 12,300 3M Co.                                                      $   953,250
113,400 America Movil S.A. De C.V. - ADR                              3,318,084
 28,700 American Electric Power Co., Inc.                             1,064,483
 67,900 American States Water Co.                                     2,091,320
216,200 AT&T, Inc.                                                    5,294,738
179,400 BellSouth Corp.                                               4,861,740
  9,000 Brasil Telecom Participacoes S.A. - ADR                         336,150
 53,800 California Water Service Group                                2,056,774
124,100 CenterPoint Energy, Inc.                                      1,594,685
 74,300 China Unicom, Ltd. - ADR                                        607,774
 67,600 Consolidated Edison Company of New York, Inc.                 3,131,908
 47,900 CPFL Energia S.A. - ADR                                       1,669,315
 13,700 Dominion Resources, Inc. of Virginia                          1,057,640
 23,900 E.ON AG - ADR                                                   825,028
 36,600 EFJ, Inc.(a)                                                    371,490
100,600 El Paso Electric Co.(a)                                       2,116,624
 40,100 Endesa, S.A.-ADR                                              1,043,001
 25,700 FPL Group, Inc.                                               1,068,092
 31,500 Hubbell, Inc.                                                 1,421,280
 40,500 IDACORP, Inc.                                                 1,186,650
 68,200 II-VI Inc.(a)                                                 1,218,734
 29,200 Intel Corp.                                                     728,832
 18,500 j2 Global Communications, Inc.(a)                               790,690
119,800 Korea Electric Power Corp.- ADR                               2,334,902
110,700 KT Corp.-ADR                                                  2,385,585
 12,300 MDU Resources Group, Inc.                                       402,702
 40,000 National Fuel Gas Co.                                         1,247,600
 25,900 NeuStar, Inc.(a)                                                789,691
 34,100 NICE Systems, Ltd. - ADR(a)                                   1,642,256
  9,000 Nippon Telegraph and Telephone Corp. - ADR                      205,290
 73,200 Nokia Corp. - ADR                                             1,339,560
 32,000 Otter Tail Corp.                                                927,360
 50,100 Philippine Long Distance Telephone Co. - ADR                  1,680,354
 79,000 PT Telekomunikasi Indonesia - ADR                             1,884,940
 13,600 Qualcomm, Inc.                                                  585,888
  5,300 Questar Corp.                                                   401,210
 30,500 Radyne Corp.(a)                                                 444,385
 13,200 Rostelecom - ADR                                                180,180
 55,700 Sempra Energy                                                 2,497,588
 25,000 SK Telecom Co., Ltd. - ADR                                      507,250
 30,700 Southern Co.                                                  1,060,071
 26,040 Southwest Water Co.                                             372,632
102,500 SpectraLink Corp.                                             1,216,675
 64,800 Sprint Nextel Corp.                                           1,513,728
176,200 TECO Energy, Inc.                                             3,027,116
  7,200 Telecom Argentina S.A. - ADR(a)                                  92,808
 97,200 Telecomunicacoes de Sao Paulo S.A. - ADR                      1,986,768
151,100 Telefonos de Mexico S.A. De C.V. - ADR                        3,729,148
 45,900 Telekom Austria AG - ADR                                      2,047,140
 20,000 Telemig Celular Participacoes S.A.                              788,200
 62,500 Tim Participacoes S.A. - ADR                                  1,580,000
 55,300 Turkcell Iletisim Hizmetleri - ADR                              849,408
 22,100 TXU Corp.                                                     1,109,199
 60,600 Vimpel Communications - ADR(a)                                2,680,338
                                                                    -----------

        TOTAL COMMON STOCKS (COST $72,612,218)                      $80,318,254
        SHORT-TERM INVESTMENTS  (1.0%)
786,648 Brown Brothers Harriman Time Deposit, 3.59%, 01/03/06 #         786,648
                                                                    -----------
        TOTAL SHORT-TERM INVESTMENTS (COST $786,648)                $   786,648

        Total Investments (Cost $73,398,866) 100.3%                  81,104,902
        Liabilities less Other Assets (0.3)%                           (226,533)
                                                                    -----------
        TOTAL NET ASSETS 100.0%                                     $80,878,369
                                                                    ===========

The accompanying notes are an integral part of this Schedule of Investments.

Percentages noted above are based on net assets as of December 31, 2005.

(a)  Non-income producing security.

# BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2005

ADR  American Depositary Receipt

Dates shown on securities are the due dates of the obligation.

Notes to Schedules of Investments
(unaudited)

December 31, 2005

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The ICON Consumer Discretionary Fund ("Consumer Discretionary Fund"), ICON Energy Fund ("Energy Fund"), ICON Financial Fund ("Financial Fund"), ICON Healthcare Fund ("Healthcare Fund"), ICON Industrials Fund ("Industrials Fund"), ICON Information Technology Fund ("Information Technology Fund"), ICON Leisure and Consumer Staples Fund ("Leisure and Consumer Staples Fund"), ICON Materials Fund ("Materials Fund"), and ICON Telecommunication & Utilities Fund ("Telecommunication & Utilities Fund") are series funds (individually a "Fund" and collectively, the "Funds"). The Funds are part of the ICON Funds (the "Trust"), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company. There are eight other active funds within the Trust. Those funds are covered by separate prospectuses and shareholder reports.

The Funds invest primarily in securities of companies whose principal business activities fall within specific industries and sectors. Each Fund is authorized to issue an unlimited number of no par shares. The investment objective of each of Fund is to provide long-term capital appreciation.

The Funds may have elements of risk, including the loss of principal. There is no assurance that the investment process will consistently lead to successful results. An investment in a non-diversified sector fund may involve greater risk and volatility than a diversified fund. Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of lower government supervision and regulation of foreign securities markets and the possibility of political or economic instability. There are also risks associated with small- and mid-cap investing, including limited product lines, less liquidity and small market share.

In addition, in the normal course of business the Funds may enter into various agreements that provide for general indemnifications. Each Fund's maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the schedules of investments. The preparation of schedules of investments are prepared in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the schedules of investments, and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

INVESTMENT VALUATION

The Funds' securities and other assets are valued at the closing price at the close of the regular trading session of the New York Stock Exchange (the "NYSE") (normally 4 p.m. Eastern time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market ("NASDAQ") are normally valued by a Fund at the NASDAQ Official Closing Price provided by NASDAQ each business day. The Funds use pricing services to report the market value of securities in their portfolios; if a pricing service is not able to provide a price, or the pricing service quote of valuation is considered inaccurate or does not reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds' securities or other assets are valued at fair value as determined in good faith by the Funds' Board of Trustees ("Board") or pursuant to procedures approved by the Board.

Lacking any sales that day, the security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes from dealers making a market for the security. Options are valued at their closing mid-price on the principal market where the option is traded. Mid-price is the average of the closing bid and closing ask prices. Debt securities with a remaining maturity of greater than sixty days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is a matrix system which considers such factors as security prices, yields, maturities and ratings. Short-term securities with remaining maturities of sixty days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates market value. Prior to February 22, 2005, London closing exchange rates were used to convert foreign security values into U.S. dollars. After that date, currency rates as of the close of the New York Stock Exchange were used to convert foreign security values into U.S. dollars.

Foreign securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Funds' adviser determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time a Fund calculates its net asset value. The valuation assigned to fair-valued securities for purposes of calculating a Fund's net asset value ("NAV") may differ from the security's most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

REPURCHASE AGREEMENTS

Repurchase agreements, if held by the Funds, are fully collateralized by U.S. Government securities and such collateral is in the possession of the Funds' custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. No repurchase agreements were purchased or sold by the Funds during the quarter ended December 31, 2005.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange daily. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

FORWARD FOREIGN CURRENCY CONTRACTS

The Funds may enter into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time with an agreed upon rate. These contracts are marked-to-market daily. Net realized gains and losses on foreign currency transactions represent disposition of foreign currencies, and the difference between the amount recorded at the time of the transaction and the U.S. dollar amount actually received.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities, resulting from changes in the exchange rates and changes in market prices of securities held. The Funds did not enter into any forward foreign currency contracts during the quarter ended December 31, 2005.

FUTURES CONTRACTS

The Funds may invest in financial futures contracts for the purpose of hedging their existing securities or securities it intends to purchase against fluctuations in fair value caused by changes in prevailing markets. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. The Funds held no financial futures contracts during the quarter ended December 31, 2005.

OPTIONS TRANSACTIONS

Each Fund may write put and call options only if it owns an offsetting position in the underlying security. When a Fund writes a put or call option, an amount equal to the premium received is marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Each Fund may also purchase put and call options. When a Fund purchases a call or put option, an amount equal to the premium paid is marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. The Funds did not enter into any option transactions during the quarter ended December 31, 2005.

INCOME TAXES

The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes, or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

Dividends received by shareholders of the Funds which are derived from foreign source income and foreign taxes paid by the Funds are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Funds. Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Funds distribute net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

INVESTMENT INCOME

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

INVESTMENT TRANSACTIONS

Security transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes security transactions are accounted for on trade date. Gains and losses on securities sold are determined on the basis of identified cost.

EXPENSES

Expenses which cannot be directly attributed to a specific fund in the Trust are apportioned between all funds in the Trust based upon relative net assets.

SCHEDULE OF INVESTMENTS
ICON BOND FUND
DECEMBER 31, 2005
(UNAUDITED)

PRINCIPAL                                          INTEREST
  AMOUNT                                             RATE     MATURITY      VALUE
---------                                          --------   --------   -----------
          CORPORATE BONDS (67.5%)
  200,000 Ace Capital Trust II                        9.70    04/01/30   $   278,287
  220,000 Ace INA Holdings, Inc.                      8.88    08/15/29       292,778
  400,000 Afc Capital Trust I                         8.21    02/03/27       423,272
1,000,000 AIG International Lease Finance Corp.       5.75    02/15/07     1,005,255
  618,000 AK Steel Corp.                              7.88    02/15/09       587,100
  275,000 Allied Waste North America                  5.75    02/15/11       260,563
  112,000 Avnet, Inc.                                 8.00    11/15/06       114,454
  240,000 Axa SA                                      8.60    12/15/30       320,723
  297,000 Calenergy Co., Inc.                         7.63    10/15/07       309,531
  150,000 Caliber System                              7.80    08/01/06       152,059
  350,000 Capital One Financial Corp.                 6.88    02/01/06       350,614
1,000,000 CBS Corp.                                   5.63    05/01/07     1,005,323
1,127,000 Chartered Semiconductor                     5.75    08/03/10     1,123,049
  304,000 Chase Manhattan Corp.                       7.25    06/01/07       312,804
1,020,000 Cigna Corp.                                 8.25    01/01/07     1,049,115
  450,000 Cincinnati Financial Corp.                  6.90    05/15/28       505,597
  133,000 Citigroup, Inc.                             6.88    02/15/98       151,298
  410,000 CNA Financial Corp.                         6.60    12/15/08       424,207
  250,000 CNA Financial Corp.                         7.25    11/15/23       275,398
  400,000 Comcast Cable Communications                8.88    05/01/17       492,123
  360,000 Corestates Capital WB                       6.75    11/15/06       364,305
  700,000 Countrywide Home Loan                       5.50    02/01/07       703,400
1,000,000 Countrywide Home Loan                       4.13    09/15/09       963,248
  114,000 Cox Communications, Inc.                    7.63    06/15/25       127,900
  100,000 D.R. Horton, Inc.                           8.00    02/01/09       106,574
  500,000 DaimlerChrysler NA Holding                  6.40    05/15/06       502,525
  250,000 DaimlerChrysler NA Holding                  7.38    09/15/06       254,052
  470,000 DaimlerChrysler NA Holding                  4.13    03/07/07       464,206
  750,000 DaimlerChrysler NA Holding                  4.75    01/15/08       743,512
  500,000 DaimlerChrysler NA Holding                  8.00    06/15/10       546,820
  500,000 DaimlerChrysler NA Holding                  8.50    01/18/31       605,009
  260,000 Dillards, Inc.                              9.50    09/01/09       278,200
1,155,000 Eastman Kodak Co.                           6.38    06/15/06     1,156,197
  500,000 Embratel                                   11.00    12/15/08       566,250
  589,000 Fairfax Financial Holdings                  7.75    04/26/12       549,585
  500,000 Farmers Insurance Capital Notes*            7.20    07/15/48       520,459
  500,000 FedEx Corp.                                 7.60    07/01/97       599,974
    6,000 First American Financial                    7.55    04/01/28         6,890
  940,000 First Chicago NBD Corp.                     7.00    10/16/06       952,993
  760,000 First Data Corp.                            4.70    11/01/06       758,966
  250,000 General Electric Capital Corp.              2.85    01/30/06       249,714
  354,000 General Electric Capital Corp.              7.38    01/19/10       385,979
  441,000 General Mills Inc.                          2.63    10/24/06       431,843
  309,000 General Motors Acceptance Corp.             4.70    02/15/06       306,724
  100,000 General Motors Acceptance Corp.             4.00    05/15/06        97,097
  600,000 General Motors Acceptance Corp.             6.13    08/28/07       556,186
  500,000 General Motors Acceptance Corp.             7.00    02/01/12       453,463
  665,000 Goldman Sachs Group, Inc.                   5.15    01/15/14       660,621
  900,000 GTE Corp.                                   6.94    04/15/28       963,176
  600,000 Halliburton Co.                             6.00    08/01/06       602,943
1,028,000 Hilton Hotels Corp.                         7.95    04/15/07     1,060,534

1,450,000 Household Financial Corp.                   5.75    01/30/07     1,461,954
  670,000 Household Financial Corp.                   5.88    02/01/09       684,721
  750,000 IBM Corp.                                   2.38    11/01/06       735,533
  725,000 International Lease Finance Corp.           2.95    05/23/06       720,204
  559,000 International Lease Finance Corp.           5.63    06/01/07       563,700
  450,000 John Hancock*                               7.38    02/15/24       539,215
  500,000 Johnson Controls, Inc.                      5.00    11/15/06       499,114
   50,000 JP Morgan Chase & Co.                       6.70    11/01/07        51,423
  455,000 JP Morgan Chase & Co.                       6.75    08/15/08       474,234
  921,000 Keycorp                                     3.05    11/22/06       904,474
1,000,000 Keycorp                                     2.75    02/27/07       971,552
1,055,000 Liberty Mutual Group*                       6.50    03/15/35     1,029,290
  430,000 Liberty Mutual Insurance*                   8.20    05/04/07       441,537
  260,000 Marsh & McLennan Cos., Inc.                 5.38    03/15/07       260,510
  500,000 McDonnell Douglas Corp.                     6.88    11/01/06       507,124
  550,000 Mediacom Broadband LLC                     11.00    07/15/13       591,250
  500,000 Morgan Stanley                              3.88    01/15/09       485,294
  750,000 Morgan Stanley                              4.75    04/01/14       719,299
1,000,000 National City Bank                          2.38    08/15/06       984,338
  400,000 New Jersey Bell Telephone                   7.85    11/15/29       449,392
  872,000 New York Telephone Co.                      6.00    04/15/08       879,885
  122,000 NLV Financial Corp.*                        6.50    03/15/35       117,996
  500,000 Nortel Networks, Ltd. - YD                  6.13    02/15/06       500,000
  929,000 Owens Illinois, Inc.                        8.10    05/15/07       949,903
  500,000 Pemex Project Funding Trust                 8.50    02/15/08       532,500
  270,000 Phillip Morris Co., Inc.                    7.20    02/01/07       274,841
  400,000 Phillip Morris Co., Inc.                    7.65    07/01/08       423,654
  500,000 Phillips Petroleum                          8.75    05/25/10       575,151
  815,000 Popular NA, Inc.                            6.13    10/15/06       819,609
  300,000 Private Export Funding, Series B            6.49    07/15/07       307,234
  750,000 Prudential Financial, Inc.                  5.40    06/13/35       718,043
  200,000 Pulte Homes, Inc.                           4.88    07/15/09       195,917
  350,000 Royal Caribbean Cruises                     6.75    03/15/08       359,188
  382,000 SBC Communications, Inc.                    6.25    03/15/11       399,365
  100,000 Sears Roebuck Acceptance Corp.              6.70    11/15/06        99,935
  100,000 Sears Roebuck Acceptance Corp.              7.00    06/15/07       100,885
  382,000 Sears Roebuck Acceptance Corp.              6.25    05/01/09       386,186
1,113,000 Sears Roebuck Acceptance Corp.              7.00    02/01/11     1,142,697
  213,000 Semco Energy, Inc.                          6.40    11/25/08       207,437
  500,000 Sprint Capital Corp.                        7.13    01/30/06       500,873
   40,000 Suntrust Bank                               2.50    11/01/06        39,068
  500,000 Target Corp.                                3.38    03/01/08       485,784
  350,000 Telefonica de Argentina - YD                9.13    11/07/10       362,250
  500,000 Tennessee Gas Pipeline                      7.00    10/15/28       492,878
  727,000 Textron Financial Corp.                     2.75    06/01/06       721,462
  450,000 Time Warner Cos., Inc.                      7.48    01/15/08       468,906
  630,000 Travelers Property & Casualty               6.75    11/15/06       636,001
  288,000 TRW, Inc.                                   6.32    05/27/08       292,919
  500,000 Tyco International, Ltd. - YD               6.13    11/01/08       510,388
  155,000 Union Carbide Corp.                         6.70    04/01/09       160,168
  100,000 Union Carbide Corp.                         6.79    06/01/25        95,625
  250,000 Union Carbide Corp.                         7.50    06/01/25       271,633
  550,000 Union Tank Car Co.                          7.13    02/01/07       563,412
  820,000 United States Steel Corp.                  10.75    08/01/08       906,100
  410,000 Verizon, Inc.                               8.30    08/01/31       481,472
1,312,000 Wells Fargo Co.                             5.90    05/21/06     1,317,087
  500,000 Wisconsin Power & Light Co.                 7.00    06/15/07       512,978
                                                                         -----------
          TOTAL CORPORATE BONDS (COST $57,436,974)                        56,856,483

          U.S. GOVERNMENT AND U.S. GOVERNMENT
             AGENCY BONDS (27.3%)

  700,000 Federal Farm Credit Bank                    4.00    12/05/06       695,264
  255,000 Federal Farm Credit Bank                    5.90    08/04/08       262,245
  750,000 Federal Home Loan Bank                      3.35    03/03/06       748,386
1,400,000 Federal Home Loan Bank                      3.50    03/21/06     1,396,559
1,000,000 Federal Home Loan Bank                      4.00    02/12/10       970,233
  405,000 Federal Home Loan Bank                      4.80    03/19/13       395,018
  750,000 Federal Home Loan Bank                      5.50    02/14/20       727,205
  500,000 Federal Home Loan Bank                      5.50    03/03/20       484,802
1,500,000 Federal Home Loan Mortgage Corp.            5.05    02/28/13     1,482,006
  370,000 Federal Home Loan Mortgage Corp.            5.00    10/29/13       364,264
  457,000 Federal Home Loan Mortgage Corp.            5.00    09/15/14       448,948
1,500,000 Federal Home Loan Mortgage Corp.            5.16    02/27/15     1,480,340
  400,000 Federal Home Loan Mortgage Corp.            5.00    12/15/15       390,577
  550,000 Federal Home Loan Mortgage Corp.            5.00    09/09/16       535,104
  975,000 Federal Home Loan Mortgage Corp.            5.25    07/27/17       955,706
  270,000 Federal National Mortgage Association       3.10    07/28/08       259,492
1,500,000 Federal National Mortgage Association       5.00    03/09/15     1,462,889
  500,000 Federal National Mortgage Association       5.00    04/17/15       487,124
1,000,000 Federal National Mortgage Association       5.00    07/09/18       955,293
2,000,000 U.S. Treasury Bills                         3.69    01/12/06     1,997,454
2,000,000 U.S. Treasury Bills                         3.94    04/13/06     1,977,754
2,500,000 U.S. Treasury Note                          2.00    05/15/06     2,478,904
1,000,000 U.S. Treasury Note                          2.38    08/15/06       987,695
1,000,000 U.S. Treasury Note                          3.50    11/15/06       992,148
                                                                         -----------
          TOTAL U.S. GOVERNMENT AND U.S.
             GOVERNMENT AGENCY BONDS
             (COST $23,127,961)                                           22,935,410

          FOREIGN GOVERNMENT BOND  (2.4%)
1,000,000 Federal Republic Of Brazil - YD             9.38    04/07/08     1,076,500
  750,000 Federal Republic Of Brazil - YD            14.50    10/15/09       961,875
                                                                         -----------
          TOTAL FOREIGN GOVERNMENT BOND
            (COST $2,062,500)                                              2,038,375

          SHORT-TERM INVESTMENTS  (1.4%)
1,169,536 Brown Brothers Harriman Time Deposit,
             3.59%, 01/03/06 #                                             1,169,536
                                                                         -----------
          TOTAL SHORT-TERM INVESTMENTS
             (COST $1,169,536)                                            1,169,536
          Total Investments (Cost $83,796,971) 98.6%                      82,999,804
          Other Assets less Liabilities 1.4%                              1,155,722
                                                                         -----------
          TOTAL NET ASSETS 100.0%                                        $84,155,526
                                                                         ===========

The accompanying notes are an integral part of this Schedule of Investments.

Percentages noted above are based on net assets as of December 31, 2005.

# BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2005

* Security was acquired pursuant to Rule 144A of the Securities Act of 1933 and may be deemed to be restricted for resale.

YD   Yankee Dollar Bond

Dates shown on securities are the due dates of the obligation.

SCHEDULE OF INVESTMENTS
ICON CORE EQUITY FUND
DECEMBER 31, 2005
(UNAUDITED)

SHARES OR PRINCIPAL AMOUNT                                              VALUE
--------------------------                                          ------------
          COMMON STOCKS (97.5%)
   64,600 Agrium, Inc. - ADR                                        $  1,420,554
   76,000 Alcoa, Inc.                                                  2,247,320
  112,200 America Movil S.A. De C.V. - ADR                             3,282,972
   34,700 American Financial Group, Inc.                               1,329,357
   17,400 American States Water Co.                                      535,920
   36,100 Ameriprise Financial, Inc.                                   1,480,100
   53,000 AmerisourceBergen Corp.                                      2,194,200
   39,200 Aon Corp.                                                    1,409,240
   24,600 Arkansas Best Corp.                                          1,074,528
   35,700 Arrow Electronics, Inc.(a)                                   1,143,471
   29,100 AT&T, Inc.                                                     712,659
   49,200 Avnet, Inc.(a)                                               1,177,848
   36,700 Barr Pharmaceuticals, Inc.(a)                                2,286,043
   70,950 BHP Billiton, Ltd. - ADR                                     2,371,149
   52,100 Boston Private Financial Holdings, Inc.                      1,584,882
   30,800 California Water Service Group                               1,177,484
   39,000 Caremark Rx, Inc.(a)                                         2,019,810
   55,500 Cash America International, Inc.                             1,287,045
   32,600 Celgene Corp.(a)                                             2,112,480
   24,330 Cemex S.A. De C.V. - ADR                                     1,443,499
   82,500 Citigroup, Inc.                                              4,003,724
   62,300 Coldwater Creek, Inc.(a)                                     1,902,019
   32,400 Companhia Vale do Rio Doce - ADR                             1,332,936
   22,800 Computer Sciences Corp.(a)                                   1,154,592
   29,850 Coventry Health Care, Inc.(a)                                1,700,256
   44,700 CSX Corp.                                                    2,269,419
   21,000 Cummins, Inc.                                                1,884,330
   42,000 Drew Industries Inc.(a)                                      1,183,980
   13,500 Eagle Materials, Inc.                                        1,651,860
   37,000 El Paso Electric Co.(a)                                        778,480
   36,100 ElkCorp                                                      1,215,126
   49,600 Ethan Allen Interiors, Inc.                                  1,811,888
   21,100 Express Scripts, Inc.(a)                                     1,768,180
   53,400 Fastenal Co.                                                 2,092,746
   14,500 FedEx Corp.                                                  1,499,155
   29,000 First American Corp.                                         1,313,700
   44,900 First Cash Financial Services, Inc.(a)                       1,309,284
   10,200 Franklin Electric Co., Inc.                                    403,308
   32,300 Freeport-McMoran Copper & Gold, Inc. - Class B               1,737,740
   83,400 Furniture Brands International, Inc.                         1,862,322
   31,300 GFI Group, Inc.(a)                                           1,484,559
    6,300 Google, Inc. - Class A(a)                                    2,613,618
   74,400 Grant Prideco, Inc.(a)                                       3,282,528
   35,000 Griffon Corp.(a)                                               833,350
   38,200 HCC Insurance Holdings, Inc.                                 1,133,776
   42,800 Health Net, Inc.(a)                                          2,206,340
   22,300 Healthcare Services Group, Inc.                                461,833
   32,400 Helmerich & Payne, Inc.                                      2,005,884
   44,500 Henry Schein, Inc.(a)                                        1,941,980
   59,100 Honda Motor Co., Ltd. - ADR                                  1,712,127
   46,900 Investment Technology Group, Inc.(a)                         1,662,136
   40,700 Investors Financial Services Corp.                           1,498,981
   46,500 J.B. Hunt Transport Services, Inc.                           1,052,760
   16,100 j2 Global Communications, Inc.(a)                              688,114

   19,200 Johnson Controls, Inc.                                       1,399,872
   29,700 Jos. A. Bank Clothiers, Inc.(a)                              1,289,277
   58,200 Joy Global, Inc.                                             2,328,000
   57,800 JPMorgan Chase & Co.                                         2,294,082
   23,600 Kerzner International, Ltd.(a)                               1,622,500
   24,100 Kirby Corp.(a)                                               1,257,297
   22,050 Knight Transportation, Inc.                                    457,097
   63,000 Labor Ready, Inc.(a)                                         1,311,660
   43,400 Logitech International S.A. - ADR(a)                         2,029,818
   30,300 Lowe's Cos., Inc.                                            2,019,798
   20,400 Marten Transport, Ltd.(a)                                      371,688
   17,800 Marvell Technology Group, Ltd. - ADR(a)                        998,402
   44,100 McKesson HBOC, Inc.                                          2,275,119
   46,300 Mellon Financial Corp.                                       1,585,775
   27,800 MetLife, Inc.                                                1,362,200
   64,600 Monster Worldwide, Inc.(a)                                   2,636,972
   58,100 MSC Industrial Direct Co., Inc. - Class A                    2,336,782
  106,300 Mylan Laboratories, Inc.                                     2,121,748
   35,000 Nabors Industries, Ltd.(a)                                   2,651,250
   79,700 Nara Bancorp, Inc.                                           1,417,066
   36,900 National-OilWell Varco, Inc.(a)                              2,313,630
   36,200 NICE Systems, Ltd. - ADR(a)                                  1,743,392
   35,700 Nokia Corp. - ADR                                              653,310
   46,700 Norfolk Southern Corp.                                       2,093,561
   76,800 Old Dominion Freight Line, Inc.(a)                           2,072,064
   29,200 Omnicare, Inc.                                               1,670,824
   52,000 Pacer International, Inc.                                    1,355,120
   61,300 Pacific Sunwear of California, Inc.(a)                       1,527,596
   72,500 Patterson-UTI Energy, Inc.                                   2,388,875
   15,200 Philadelphia Consolidated Holding Corp.(a)                   1,469,688
   55,900 Philippine Long Distance Telephone Co. - ADR                 1,874,886
   23,900 Prudential Financial, Inc.                                   1,749,241
  134,400 PSS World Medical, Inc.(a)                                   1,994,496
   38,700 Rare Hospitality International, Inc.(a)                      1,176,093
   70,900 Rimage Corp.(a)                                              2,054,682
   22,900 Ryder System, Inc.                                             939,358
   57,500 Satyam Computer Services, Ltd. - ADR                         2,103,925
   29,100 Selective Insurance Group, Inc.                              1,545,210
   33,000 Simpson Manufacturing Co., Inc.                              1,199,550
   61,000 SkyWest, Inc.                                                1,638,460
   40,900 Steel Dynamics, Inc.                                         1,452,359
   86,800 Steel Technologies, Inc.                                     2,429,532
   50,000 Superior Energy Services, Inc.(a)                            1,052,500
   21,600 TECO Energy, Inc.                                              371,088
   55,100 Texas Instruments, Inc.                                      1,767,057
   92,200 The Finish Line, Inc.                                        1,606,124
   27,400 The Scotts Miracle-Gro Co.                                   1,239,576
   73,900 The Sportsman's Guide, Inc.(a)                               1,762,515
   41,500 Thermo Electron Corp.(a)                                     1,250,395
   61,200 Ultra Petroleum Corp.(a)                                     3,414,960
   31,000 United Therapeutics Corp.(a)                                 2,142,720
   37,700 UnitedHealth Group, Inc.                                     2,342,678
   10,500 UTI Worldwide, Inc. - ADR                                      974,820
   32,200 Wachovia Corp.                                               1,702,092
   44,600 Washington Mutual, Inc.                                      1,940,100
   40,000 Weatherford International, Ltd.(a)                           1,448,000
                                                                    ------------
          TOTAL COMMON STOCKS (COST $157,173,027)                    181,970,472
          SHORT-TERM INVESTMENTS (1.9%)

3,558,867 Brown Brothers Harriman Time Deposit, 3.59%, 01/03/06 #      3,558,867
                                                                    ------------
          TOTAL SHORT-TERM INVESTMENTS (COST $3,558,867)               3,558,867

          Total Investments (Cost $160,731,894) 99.4%                185,529,339
          Other Assets less Liabilities 0.6%                           1,040,614
                                                                    ------------
          TOTAL NET ASSETS 100.0%                                   $186,569,953
                                                                    ============

The accompanying notes are an integral part of this Schedule of Investments.

Percentages noted above are based on net assets as of December 31, 2005.

(a)  Non-income producing security.

# BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2005

ADR  American Depositary Receipt

Dates shown on securities are the due dates of the obligation.

SCHEDULE OF INVESTMENTS
ICON COVERED CALL FUND
DECEMBER 31, 2005
(UNAUDITED)

SHARES OR PRINCIPAL AMOUNT                                              VALUE
--------------------------                                           -----------
        COMMON STOCKS (106.8%)
  6,200 A.G. Edwards, Inc. x                                             290,532
  6,500 Abercrombie & Fitch Co. x                                        423,670
  7,800 Aetna, Inc. x                                                    735,618
 10,300 Affiliated Computer Services, Inc. - Class A(a) x                609,554
 13,000 AFLAC, Inc. x                                                    603,460
 12,200 Alaska Air Group, Inc.(a) x                                      435,784
 17,600 Alcoa, Inc. x                                                    520,432
 22,600 Alpharma, Inc. - Class A x                                       644,326
  8,400 Altria Group, Inc. x                                             627,648
 33,800 America Movil S.A. De C.V. - ADR x                               988,988
  7,300 American Electric Power Co., Inc. x                              270,757
 12,800 American Express Co. x                                           658,688
 15,200 AmerisourceBergen Corp. x                                        629,280
  8,500 AstraZeneca PLC - ADR x                                          413,100
  7,700 Barr Pharmaceuticals, Inc.(a) x                                  479,633
 10,000 BB&T Corp. x                                                     419,100
 20,500 BHP Billiton, Ltd. - ADR x                                       685,110
 13,200 Burlington Northern Santa Fe Corp. x                             934,824
  4,400 Capital One Financial Corp. x                                    380,160
  5,500 Caremark Rx, Inc.(a) x                                           284,845
  6,800 Celgene Corp.(a) x                                               440,640
  8,800 Cemex S.A. De C.V. - ADR x                                       522,104
 17,000 Ceradyne, Inc.(a) x                                              744,600
  4,100 Chubb Corp. x                                                    400,365
  5,100 CIGNA Corp. x                                                    569,670
 16,900 Citigroup, Inc. x                                                820,157
  3,800 CNF Transportation, Inc. x                                       212,382
  8,300 Cognizant Technology Solutions Corp.(a) x                        417,905
 16,200 Coldwater Creek, Inc.(a) x                                       494,586
 21,400 Companhia Vale do Rio Doce - ADR x                               880,396
  8,400 Computer Sciences Corp.(a) x                                     425,376
 12,000 CSX Corp. x                                                      609,240
  7,500 Cullen/Frost Bankers, Inc. x                                     402,600
  6,700 Cummins, Inc. x                                                  601,191
 11,000 Darden Restaurants, Inc. x                                       427,680
  5,200 Eagle Materials, Inc. x                                          636,272
  7,400 East-West Bancorp, Inc. x                                        270,026
 13,300 ElkCorp x                                                        447,678
 17,000 Fastenal Co. x                                                   666,230
  6,700 FedEx Corp. x                                                    692,713
 14,700 Freeport-McMoran Copper & Gold, Inc. - Class B x                 790,860
 30,600 Furniture Brands International, Inc. x                           683,298
 21,900 Gevity HR, Inc. x                                                563,268
  2,300 Google, Inc. - Class A(a) x                                      954,178
 13,200 Grant Prideco, Inc.(a) x                                         582,384
  6,100 Harman International Industries, Inc. x                          596,885
  9,500 Health Net, Inc.(a) x                                            489,725
 13,200 Henry Schein, Inc.(a) x                                          576,048
 30,400 Ingram Micro, Inc.(a) x                                          605,872
  7,500 International Business Machines Corp. x                          616,500
 23,500 J.B. Hunt Transport Services, Inc. x                             532,040
 16,000 j2 Global Communications, Inc.(a) x                              683,840
  9,900 Johnson Controls, Inc. x                                         721,809

 16,600 Joy Global, Inc. x                                               664,000
 21,500 JPMorgan Chase & Co. x                                           853,335
  6,200 Kerzner International, Ltd.(a) x                                 426,250
 11,800 Kirby Corp.(a) x                                                 615,606
 32,550 Knight Transportation, Inc. x                                    674,762
 10,000 Laureate Education, Inc.(a) x                                    525,100
  6,000 Loews Corp. x                                                    569,100
  8,200 Lowe's Cos., Inc. x                                              546,612
 14,300 McKesson HBOC, Inc. x                                            737,737
  9,200 MedcoHealth Solutions, Inc.(a) x                                 513,360
  8,700 MetLife, Inc. x                                                  426,300
 15,300 Molecular Devices Corp.(a) x                                     442,629
  5,900 Morgan Stanley x                                                 334,766
 11,600 Nabors Industries, Ltd.(a) x                                     878,700
 11,100 National-OilWell Varco, Inc.(a) x                                695,970
  4,900 Newfield Exploration Co.(a) x                                    245,343
 10,000 NICE Systems, Ltd. - ADR(a) x                                    481,600
 14,800 Norfolk Southern Corp. x                                         663,484
 11,700 O'Reilly Automotive, Inc.(a) x                                   374,517
  9,800 Omnicare, Inc. x                                                 560,756
 13,200 Otter Tail Corp. x                                               382,536
 25,200 Patterson-UTI Energy, Inc. x                                     830,340
  1,800 Peabody Energy Corp. x                                           148,356
  5,600 PNC Financial Services Group, Inc. x                             346,248
  5,500 Prudential Financial, Inc. x                                     402,545
  3,900 Psychiatric Solutions, Inc.(a) x                                 229,086
 11,500 Reliance Steel & Aluminum Co. x                                  702,880
  3,200 Rio Tinto PLC - ADR x                                            584,928
 26,700 Ross Stores, Inc. x                                              771,630
 18,600 Ryder System, Inc. x                                             762,972
 21,900 Seagate Technology x                                             437,781
 10,500 Selective Insurance Group, Inc. x                                557,550
 10,400 SkyWest, Inc. x                                                  279,344
  7,600 SonoSite, Inc.(a) x                                              266,076
 10,200 St. Paul Travelers Cos., Inc. x                                  455,634
 20,700 Steel Dynamics, Inc. x                                           735,057
 17,100 Steel Technologies, Inc. x                                       478,629
 32,800 Superior Energy Services, Inc.(a) x                              690,440
  7,800 Teva Pharmaceutical Industries, Ltd. - ADR x                     335,478
 10,000 Texas Instruments, Inc. x                                        320,700
 18,200 The Bank of New York Co., Inc. x                                 579,670
  5,400 The Goldman Sachs Group, Inc. x                                  689,634
  8,700 The Hartford Financial Services Group, Inc. x                    747,243
  6,400 Toyota Motor Corp.- ADR x                                        669,568
 16,800 Ultra Petroleum Corp.(a) x                                       937,440
 14,900 Unit Corp.(a) x                                                  819,947
  8,600 United Parcel Service, Inc.- Class B x                           646,290
  6,300 United Therapeutics Corp.(a) x                                   435,456
 15,300 Universal Forest Products, Inc. x                                845,325
 10,700 Vimpel Communications - ADR(a) x                                 473,261
 13,300 W-H Energy Services, Inc.(a) x                                   439,964
 13,100 Wachovia Corp. x                                                 692,465
 13,700 Watsco, Inc. x                                                   819,397
  9,100 Wells Fargo & Co. x                                              571,753
 15,500 Wesco International, Inc.(a) x                                   662,315
                                                                     -----------
        TOTAL COMMON STOCKS (COST $53,193,008)                        61,091,892
        SHORT-TERM INVESTMENTS (0.3%)
147,210 Brown Brothers Harriman Time Deposit, 3.59%, 01/03/06 #          147,210
                                                                     -----------
        TOTAL SHORT-TERM INVESTMENTS (COST $147,210)                     147,210

        Total Investments (Cost $53,340,218) 107.1%                   61,239,102

        Liabilities less Other Assets (7.1)%                          (4,046,215)
                                                                     -----------
        TOTAL NET ASSETS 100.0%                                      $57,192,887
                                                                     ===========

The accompanying notes are an integral part of this Schedule of Investments.

Percentages noted above are based on net assets as of December 31, 2005.

(a)  Non-income producing security.

# BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2005

ADR  American Depositary Receipt

x Portion or all of this security is pledged as collateral for call options written.

Dates shown on securities are the due dates of the obligation.

SCHEDULE OF WRITTEN OPTIONS
ICON COVERED CALL FUND
DECEMBER 31, 2005
(UNAUDITED)

UNDERLYING SECURITY /EXPIRATION DATE/ EXERCISE PRICE       CONTRACTS*    VALUE
----------------------------------------------------       ----------   -------
A.G. Edwards
   Expiration May 2006
      Exercise Price $45.00                                     43      $ 17,415
   Expiration August 2006
      Exercise Price $50.00                                     19         4,513
Abercrombie & Fitch & Co.
   Expiration May 2006
      Exercise Price $65.00                                     65        43,225
Aetna, Inc.
   Expiration April 2006
      Exercise Price $85.00                                     39        48,750
      Exercise Price $95.00                                     39        23,205
Affiliated Computer Services, Inc. - Class A
   Expiration April 2006
      Exercise Price $55.00                                     72        44,640
      Exercise Price $60.00                                     31         9,300
AFLAC, Inc.
   Expiration May 2006
      Exercise Price $50.00                                    130        13,000
Alaska Air Group, Inc.
   Expiration April 2006
      Exercise Price $30.00                                     30        20,250
      Exercise Price $35.00                                     92        30,360
Alcoa, Inc.
   Expiration July 2006
      Exercise Price $30.00                                    132        29,370
      Exercise Price $32.50                                     44         5,500
Alpharma, Inc. - Class A
   Expiration March 2006
      Exercise Price $25.00                                     47        20,915
      Exercise Price $30.00                                    107        18,458
   Expiration June 2006
      Exercise Price $30.00                                     72        20,700
Altria Group, Inc.
   Expiration June 2006
      Exercise Price $75.00                                     42        20,160
      Exercise Price $80.00                                     42        10,500
America Movil S.A. de D.V. - ADR
   Expiration February 2006
      Exercise Price $30.00                                    101        14,393
   Expiration May 2006
      Exercise Price $30.00                                    237        59,250
American Electric Power Co., Inc.
   Expiration February 2006
      Exercise Price $37.50                                     58         4,495

   Expiration May 2006
      Exercise Price $37.50                                     15         2,363
American Express Co.
   Expiration January 2006
      Exercise Price $50.00                                    102        18,360
   Expiration April 2006
      Exercise Price $55.00                                     26         2,730
AmerisourceBergen Corp.
   Expiration January 2006
      Exercise Price $40.00                                     50         8,500
   Expiration February 2006
      Exercise Price $37.50                                    102        44,370
AstraZeneca PLC - ADR
   Expiration April 2006
      Exercise Price $45.00                                     31        14,260
      Exercise Price $50.00                                     54         9,045
Barr Pharmaceuticals, Inc.
   Expiration February 2006
      Exercise Price $60.00                                     46        20,470
   Expiration May 2006
      Exercise Price $55.00                                     20        19,400
      Exercise Price $60.00                                     11         6,930
BB&T Corp.
   Expiration March 2006
      Exercise Price $42.50                                     70         7,175
      Exercise Price $45.00                                     30           750
BHP Billiton, Ltd. - ADR
   Expiration February 2006
      Exercise Price $30.00                                    113        43,505
   Expiration May 2006
      Exercise Price $35.00                                     92        15,870
Burlington Northern Santa Fe Corp.
   Expiration April 2006
      Exercise Price $60.00                                     66        78,870
   Expiration July 2006
      Exercise Price $70.00                                     66        39,600
Capital One Financial Corp.
   Expiration March 2006
      Exercise Price $85.00                                     35        16,625
   Expiration June 2006
      Exercise Price $90.00                                      9         3,870
Caremark Rx, Inc.
   Expiration March 2006
      Exercise Price $55.00                                     22         3,025
   Expiration June 2006
      Exercise Price $50.00                                     33        17,820
Celgene Corp.
   Expiration April 2006
      Exercise Price $50.00                                     68       110,160
Cemex S.A. De C.V. - ADR
   Expiration April 2006

      Exercise Price $50.00                                     49        53,165
      Exercise Price $55.00                                     39        27,495
Ceradyne, Inc.
   Expiration March 2006
      Exercise Price $40.00                                    170       107,950
Chubb Corp.
   Expiration April 2006
      Exercise Price $95.00                                     41        25,010
CIGNA Corp.
   Expiration January 2006
      Exercise Price $110.00                                    51        17,850
Citigroup, Inc.
   Expiration March 2006
      Exercise Price $47.50                                     88        16,940
   Expiration June 2006
      Exercise Price $50.00                                     81        11,138
CNF Transportation, Inc.
   Expiration March 2006
      Exercise Price $60.00                                     19         2,613
   Expiration June 2006
      Exercise Price $60.00                                     19         4,893
Cognizant Technology Solutions Corp.
   Expiration April 2006
      Exercise Price $45.00                                     41        30,750
      Exercise Price $50.00                                     42        18,270
Coldwater Creek, Inc.
   Expiration January 2006
      Exercise Price $30.00                                     59         8,998
   Expiration April 2006
      Exercise Price $30.00                                     45        17,100
   Expiration July 2006
      Exercise Price $35.00                                     58        17,400
Companhia Vale Do Rio Doce - ADR
   Expiration March 2006
      Exercise Price $45.00                                    150        17,250
   Expiration June 2006
      Exercise Price $40.00                                     64        27,520
Computer Sciences Corp.
   Expiration January 2006
      Exercise Price $50.00                                     59         9,883
   Expiration March 2006
      Exercise Price $50.00                                     25         9,125
CSX Corp.
   Expiration February 2006
      Exercise Price $45.00                                     24        14,760
   Expiration May 2006
      Exercise Price $50.00                                     60        21,000
   Expiration August 2006
      Exercise Price $55.00                                     36         7,830
Cullen/Frost Bankers, Inc.
   Expiration April 2006

      Exercise Price $55.00                                          75   12,563
Cummins, Inc.
   Expiration January 2006
      Exercise Price $90.00                                          20    4,050
   Expiration March 2006
      Exercise Price $80.00                                          10   11,300
      Exercise Price $85.00                                          17   12,920
   Expiration June 2006
      Exercise Price $95.00                                          20    9,500
Darden Restaurants, Inc.
   Expiration April 2006
      Exercise Price $40.00                                         110   20,900
Eagle Materials, Inc.
   Expiration April 2006
      Exercise Price $105.00                                          8   16,560
      Exercise Price $115.00                                         44   58,740
East-West Bancorp, Inc.
   Expiration April 2006
      Exercise Price $40.00                                          74    6,290
ElkCorp.
   Expiration April 2006
      Exercise Price $35.00                                         133   33,583
Fastenal Co.
   Expiration February 2006
      Exercise Price $37.50                                         102   29,325
   Expiration May 2006
      Exercise Price $42.50                                          68   10,540
FedEx Corp.
   Expiration April 2006
      Exercise Price $105.00                                         47   21,855
   Expiration July 2006
      Exercise Price $115.00                                         20    6,200
Freeport-McMoran Copper & Gold, Inc. - Class B
   Expiration January 2006
      Exercise Price $50.00                                          21    8,820
   Expiration February 2006
      Exercise Price $50.00                                          51   25,755
   Expiration May 2006
      Exercise Price $50.00                                          23   15,410
   Expiration August 2006
      Exercise Price $60.00                                          52   18,460
Furniture Brands International, Inc.
   Expiration July 2006
      Exercise Price $22.50                                         123   23,063
      Exercise Price $25.00                                         183   17,843
Gevity HR, Inc.
   Expiration February 2006
      Exercise Price $30.00                                          56      980
   Expiration May 2006
      Exercise Price $30.00                                         163   14,263
Google, Inc. - Class A

   Expiration March 2006
      Exercise Price $410.00                                         18   56,250
   Expiration June 2006
      Exercise Price $410.00                                          5   23,025
Grant Prideco, Inc.
   Expiration April 2006
      Exercise Price $35.00                                          40   41,200
   Expiration July 2006
      Exercise Price $45.00                                          66   35,640
      Exercise Price $50.00                                          26    8,840
Harman International Industries, Inc.
   Expiration January 2006
      Exercise Price $95.00                                          15    6,375
      Exercise Price $100.00                                         46    6,900
Health Net, Inc.
   Expiration January 2006
      Exercise Price $47.50                                          19    8,170
   Expiration April 2006
      Exercise Price $50.00                                          29   14,500
      Exercise Price $55.00                                          18    3,645
   Expiration July 2006
      Exercise Price $55.00                                          29    8,990
Henry Schein, Inc.
   Expiration January 2006
      Exercise Price $40.00                                          16    6,080
   Expiration April 2006
      Exercise Price $40.00                                          31   15,810
      Exercise Price $45.00                                          85   16,363
Ingram Micro, Inc.
   Expiration March 2006
      Exercise Price $20.00                                         304   29,640
International Business Machines Corp.
   Expiration April 2006
      Exercise Price $85.00                                          75   19,875
J.B. Hunt Transportation Services, Inc.
   Expiration May 2006
      Exercise Price $22.50                                         235   48,763
j2 Global Communications, Inc.
   Expiration March 2006
      Exercise Price $40.00                                          64   32,320
      Exercise Price $50.00                                          54    4,725
   Expiration June 2006
      Exercise Price $50.00                                          42    8,085
Johnson Controls, Inc.
   Expiration April 2006
      Exercise Price $70.00                                          99   56,925
Joy Global, Inc.
   Expiration April 2006
      Exercise Price $33.38 @                                        57   68,828
   Expiration July 2006
      Exercise Price $36.63 @                                        53   56,843

JPMorgan Chase & Co.
   Expiration March 2006
      Exercise Price $37.50                                         139   36,835
   Expiration June 2006
      Exercise Price $40.00                                          76   12,920
Kerzner International, Ltd.
   Expiration May 2006
      Exercise Price $65.00                                          62   43,090
Kirby Corp.
   Expiration March 2006
      Exercise Price $50.00                                         118   47,200
Knight Transportation, Inc.
   Expiration March 2006
      Exercise Price $20.00 @                                       217   66,728
Laureate Education, Inc.
   Expiration February 2006
      Exercise Price $50.00                                         100   37,500
Loews Corp.
   Expiration March 2006
      Exercise Price $95.00                                          60   23,400
Lowe's Cos., Inc.
   Expiration April 2006
      Exercise Price $60.00                                          41   33,825
      Exercise Price $65.00                                          41   19,065
McKesson Corp.
   Expiration February 2006
      Exercise Price $45.00                                          21   14,805
   Expiration May 2006
      Exercise Price $50.00                                          72   31,320
   Expiration August 2006
      Exercise Price $55.00                                          50   14,875
MedcoHealth Solutions, Inc.
   Expiration April 2006
      Exercise Price $55.00                                          92   41,860
MetLife, Inc.
   Expiration March 2006
      Exercise Price $50.00                                          87   13,920
Molecular Devices Corp.
   Expiration July 2006
      Exercise Price $25.00                                          61   33,550
      Exercise Price $30.00                                          92   24,610
Morgan Stanley
   Expiration July 2006
      Exercise Price $55.00                                          17    8,245
      Exercise Price $60.00                                          42    9,765
Nabors Industries, Ltd.
   Expiration March 2006
      Exercise Price $70.00                                          65   52,000
      Exercise Price $75.00                                          51   24,735
National-OilWell Varco, Inc.
   Expiration February 2006

      Exercise Price $65.00                                      49       11,638
   Expiration May 2006
      Exercise Price $60.00                                      62       46,500
Newfield Exploration Co.
   Expiration March 2006
      Exercise Price $45.00                                      49       33,075
NICE Systems, Ltd. - ADR
   Expiration February 2006
      Exercise Price $45.00                                      40       16,600
   Expiration May 2006
      Exercise Price $45.00                                      60       34,500
Norfolk Southern Corp.
   Expiration March 2006
      Exercise Price $45.00                                     104       21,840
   Expiration June 2006
      Exercise Price $45.00                                      44       13,640
O'Reilly Automotive, Inc.
   Expiration August 2006
      Exercise Price $30.00                                      41       17,425
      Exercise Price $35.00                                      76       13,490
Omnicare, Inc.
   Expiration March 2006
      Exercise Price $55.00                                      70       35,000
   Expiration June 2006
      Exercise Price $60.00                                      28       12,600
Otter Tail Power Co.
   Expiration April 2006
      Exercise Price $30.00                                     132       15,840
Patterson-UTI Energy, Inc.
   Expiration February 2006
      Exercise Price $32.50                                     252       56,070
Peabody Energy Corp.
   Expiration June 2006
      Exercise Price $75.00                                      18       25,110
PNC Financial Services Group, Inc.
   Expiration February 2006
      Exercise Price $60.00                                      25        6,750
   Expiration May 2006
      Exercise Price $65.00                                      31        4,495
Prudential Financial, Inc.
   Expiration March 2006
      Exercise Price $75.00                                      39       10,823
   Expiration June 2006
      Exercise Price $80.00                                      16        3,920
Psychiatric Solutions, Inc.
   Expiration March 2006
      Exercise Price $55.00                                      10        6,900
      Exercise Price $60.00                                      14        5,460
   Expiration June 2006
      Exercise Price $60.00                                      15        9,750
Reliance Steel & Aluminum Co.

   Expiration March 2006
      Exercise Price $55.00                                      29       22,765
      Exercise Price $60.00                                      86       39,560
Rio Tinto PLC - ADR
   Expiration April 2006
      Exercise Price $165.00                                     32       67,200
Ross Stores, Inc.
   Expiration May 2006
      Exercise Price $30.00                                     267       45,390
Ryder System, Inc.
   Expiration May 2006
      Exercise Price $42.50                                     141       36,660
   Expiration August 2006
      Exercise Price $45.00                                      45       10,800
Seagate Technology
   Expiration June 2006
      Exercise Price $20.00                                     219       45,990
Selective Insurance Group, Inc.
   Expiration March 2006
      Exercise Price $55.00                                      46        9,430
      Exercise Price $60.00                                      59        3,393
SkyWest, Inc.
   Expiration April 2006
      Exercise Price $30.00                                      26        3,445
   Expiration July 2006
      Exercise Price $25.00                                      26       11,180
      Exercise Price $30.00                                      52       10,790
SonoSite, Inc.
   Expiration June 2006
      Exercise Price $35.00                                      30       11,550
      Exercise Price $40.00                                      46        8,510
St. Paul Travelers Cos., Inc.
   Expiration April 2006
      Exercise Price $45.00                                      82       16,605
      Exercise Price $50.00                                      20          750
Steel Dynamics, Inc.
   Expiration February 2006
      Exercise Price $30.00                                      91       54,145
   Expiration May 2006
      Exercise Price $35.00                                      85       33,150
   Expiration August 2006
      Exercise Price $40.00                                      31        9,068
Steel Technologies, Inc.
   Expiration January 2006
Exercise Price $25.00                                            85       26,350
   Expiration April 2006
      Exercise Price $22.50                                      35       21,875
      Exercise Price $30.00                                      51        9,053
Superior Energy, Inc.
   Expiration March 2006
      Exercise Price $22.50                                      98        8,085

   Expiration June 2006
      Exercise Price $22.50                                     230       37,950
Teva Pharmaceutical Industries, Ltd. - ADR
   Expiration March 2006
      Exercise Price $40.00                                      78       33,540
Texas Instruments, Inc.
   Expiration January 2006
      Exercise Price $30.00                                      50       11,625
   Expiration April 2006
      Exercise Price $30.00                                      50       17,500
The Bank of New York Co., Inc.
   Expiration April 2006
      Exercise Price $32.50                                     182       20,930
The Goldman Sachs Group, Inc.
   Expiration January 2006
      Exercise Price $125.00                                     11        4,290
   Expiration April 2006
      Exercise Price $135.00                                     19        5,985
   Expiration July 2006
      Exercise Price $135.00                                     24       13,920
The Hartford Financial Services Group, Inc.
   Expiration March 2006
      Exercise Price $85.00                                      87       31,755
Toyota Motor Corp. - ADR
   Expiration April 2006
      Exercise Price $95.00                                      51       59,670
   Expiration July 2006
      Exercise Price $100.00                                     13       12,935
Ultra Petroleum Corp.
   Expiration March 2006
      Exercise Price $50.00                                     112       90,720
   Expiration June 2006
      Exercise Price $60.00                                      56       31,080
Unit Corp.
   Expiration March 2006
      Exercise Price $50.00                                      52       37,700
   Expiration June 2006
      Exercise Price $55.00                                      45       29,025
      Exercise Price $60.00                                      52       22,360
United Parcel Service, Inc. - Class B
   Expiration April 2006
      Exercise Price $75.00                                      39       14,040
      Exercise Price $80.00                                      47        6,698
United Therapeutics Corp.
   Expiration February 2006
      Exercise Price $65.00                                      22       15,400
      Exercise Price $80.00                                      41        3,588
Universal Forest Products, Inc.
   Expiration January 2006
      Exercise Price $60.00                                      90        2,925
   Expiration April 2006

      Exercise Price $55.00                                      25       11,500
      Exercise Price $60.00                                      38        9,120
Vimpel Communications - ADR
   Expiration April 2006
      Exercise Price $45.00                                     107       40,393
Wachovia Corp.
   Expiration April 2006
      Exercise Price $50.00                                      46       18,400
      Exercise Price $55.00                                      85       10,200
Watsco, Inc.
   Expiration February 2006
      Exercise Price $65.00                                      69        7,245
   Expiration May 2006
      Exercise Price $60.00                                      68       34,680
Wells Fargo Co.
   Expiration April 2006
      Exercise Price $60.00                                      23        9,430
      Exercise Price $65.00                                      68        8,500
Wesco International, Inc.
   Expiration April 2006
      Exercise Price $40.00                                      77       39,655
      Exercise Price $45.00                                      78       20,475
W-H Energy Services, Inc.
   Expiration April 2006
      Exercise Price $30.00                                     133       67,830
                                                             ------   ----------
TOTAL OPTIONS WRITTEN                                        13,098   $4,644,218
                                                             ======   ==========
(Premiums received $3,885,128)

The accompanying notes are an integral part of this Schedule of Investments

*    All written options have 100 shares per contract unless otherwise noted.

@    Contracts have 150 shares per contract.

SCHEDULE OF INVESTMENTS
ICON EQUITY INCOME FUND
DECEMBER 31, 2005
(UNAUDITED)

SHARES OR PRINCIPAL AMOUNT                                               INTEREST RATE   MATURITY       VALUE
--------------------------                                               -------------   --------   ------------
          COMMON STOCKS (91.0%)
   10,600 3M Co.                                                                                    $    821,500
   29,400 A.G. Edwards, Inc.                                                                           1,377,684
   35,500 Alcoa, Inc.                                                                                  1,049,735
   76,800 Alpharma, Inc. - Class A                                                                     2,189,568
   26,800 Altria Group, Inc.                                                                           2,002,496
   25,900 American Capital Strategies, Ltd.                                                              937,839
   30,300 American Financial Group, Inc.                                                               1,160,793
  128,700 Apogee Enterprises, Inc.                                                                     2,087,514
   30,300 Arkansas Best Corp.                                                                          1,323,504
   19,200 AstraZeneca PLC - ADR                                                                          933,120
   51,200 AT&T, Inc.                                                                                   1,253,888
   28,600 Barnes & Noble, Inc.                                                                         1,220,362
   26,300 Barnes Group, Inc.                                                                             867,900
   24,500 Baxter International, Inc.                                                                     922,425
   37,700 BB&T Corp.                                                                                   1,580,007
   18,000 Becton, Dickinson & Co.                                                                      1,081,440
   34,800 BellSouth Corp.                                                                                943,080
   31,400 BHP Billiton, Ltd. - ADR                                                                     1,049,388
   25,300 BJ Services Co.                                                                                927,751
   32,700 Boston Private Financial Holdings, Inc.                                                        994,734
   14,800 Canadian National Railway Co. - ADR                                                          1,183,852
   20,000 Carnival Corp.                                                                               1,069,400
   33,000 Caterpillar, Inc.                                                                            1,906,410
   24,834 Cemex S.A. De C.V. - ADR                                                                     1,473,401
   58,500 Citigroup, Inc.                                                                              2,839,005
   32,700 Cognex Corp.                                                                                   983,943
   17,100 Colgate-Palmolive Co.                                                                          937,935
   33,200 Computer Programs & Systems, Inc.                                                            1,375,476
   12,600 Cummins, Inc.                                                                                1,130,598
   31,300 DaimlerChrysler AG - ADR                                                                     1,597,239
   17,300 Deere & Co.                                                                                  1,178,303
   18,700 Diamond Offshore Drilling, Inc.                                                              1,300,772
   26,100 E.I. du Pont de Nemours and Co.                                                              1,109,250
    9,700 Eagle Materials, Inc.                                                                        1,186,892
   15,200 Emerson Electric Co.                                                                         1,135,440
   31,900 Ethan Allen Interiors, Inc.                                                                  1,165,307
   47,000 Family Dollar Stores, Inc.                                                                   1,165,130
   52,700 Fidelity National Financial, Inc.                                                            1,938,833
   33,500 First American Corp.                                                                         1,517,550
   23,500 Freeport-McMoran Copper & Gold, Inc. - Class B                                               1,264,300
   59,400 Furniture Brands International, Inc.                                                         1,326,402
   40,400 Gevity HR, Inc.                                                                              1,039,088
   65,000 Hewlett-Packard Co.                                                                          1,860,950
   10,300 Infosys Technologies, Ltd. - ADR                                                               832,858
   40,709 ING Group N.V. - ADR                                                                         1,417,487
   42,100 Intel Corp.                                                                                  1,050,816
   44,600 Jackson Hewitt Tax Services, Inc.                                                            1,235,866
   50,900 JPMorgan Chase & Co.                                                                         2,020,221
   49,700 Leggett & Platt, Inc.                                                                        1,141,112
   58,000 Lennox International, Inc.                                                                   1,635,600
   54,600 Limited Brands, Inc.                                                                         1,220,310
   18,500 Lincoln National Corp.                                                                         981,055

   34,600 Logitech International S.A. - ADR(a)                                                         1,618,242
   15,600 Manor Care, Inc.                                                                               620,412
   21,300 Manpower, Inc.                                                                                 990,450
   12,905 Marathon Oil Corp.                                                                             786,818
   21,500 McKesson HBOC, Inc.                                                                          1,109,185
   34,600 Mellon Financial Corp.                                                                       1,185,050
   33,700 Microchip Technology, Inc.                                                                   1,083,455
   21,400 Morgan Stanley                                                                               1,214,236
   28,400 MSC Industrial Direct Co., Inc. - Class A                                                    1,142,248
   21,100 Nucor Corp.                                                                                  1,407,792
   26,300 Old Republic International Corp.                                                               690,638
   38,900 Pacer International, Inc.                                                                    1,013,734
   32,700 Patterson-UTI Energy, Inc.                                                                   1,077,465
   46,031 Philippine Long Distance Telephone Co. - ADR                                                 1,543,880
   17,700 PNC Bank Corp.                                                                               1,094,391
   40,300 Precision Drilling Corp. - ADR                                                               1,329,900
   20,000 Protective Life Corp.                                                                          875,400
   23,100 Ryder System, Inc.                                                                             947,562
    8,599 Sempra Energy                                                                                  385,579
   18,000 Southern Copper Corp.                                                                        1,205,640
   46,700 Spartech Corp.                                                                               1,025,065
   76,200 SpectraLink Corp.                                                                              904,494
   83,400 StarTek, Inc.                                                                                1,501,200
   51,300 Steel Technologies, Inc.                                                                     1,435,887
   63,600 Technitrol, Inc.                                                                             1,087,560
   55,100 TECO Energy, Inc.                                                                              946,618
   47,600 Telecomunicacoes de Sao Paulo S.A. - ADR                                                       972,944
   32,300 Texas Instruments, Inc.                                                                      1,035,861
   10,900 The Bear Stearns Cos., Inc.                                                                  1,259,277
   55,900 The Cato Corp.                                                                               1,199,055
   23,600 The Scotts Miracle-Gro Co.                                                                   1,067,664
   28,200 Tidewater, Inc.                                                                              1,253,772
   32,900 United Auto Group, Inc.                                                                      1,256,780
   16,700 United Parcel Service - Class B                                                              1,255,005
   29,400 Universal Corp.                                                                              1,274,784
   49,600 UnumProvident Corp.                                                                          1,128,400
   16,300 W.W. Grainger, Inc.                                                                          1,158,930
   25,100 Wachovia Corp.                                                                               1,326,786
   48,700 Waddell & Reed Financial, Inc. - Class A                                                     1,021,239
   26,500 Washington Mutual, Inc.                                                                      1,152,750
    6,800 Wellpoint, Inc.(a)                                                                             542,589
   12,400 Whirlpool Corp.                                                                              1,038,624
   52,200 Worthington Industries, Inc.                                                                 1,002,762
                                                                                                    ------------
          TOTAL COMMON STOCKS (COST $103,198,607)                                                    115,115,652

          CONVERTIBLE PREFERRED STOCKS (0.9%)
    4,000 Northrop Grumman Corp.                                              7.00%      04/04/21        508,680
    9,000 Omnicare, Inc.                                                      4.00%      06/15/33        668,430
                                                                                                    ------------
          TOTAL CONVERTIBLE PREFERRED STOCKS (COST $1,090,944)                                         1,177,110

          PREFERRED STOCKS (0.4%)
   18,200 Aetna, Inc.                                                         8.50%      08/31/41        463,736
                                                                                                    ------------
          TOTAL PREFERRED STOCKS (COST $501,382)                                                         463,736

          CORPORATE BONDS (4.7%)
  500,000 Aetna, Inc.                                                         6.97       08/15/36        600,901
1,000,000 DaimlerChrysler AG                                                  6.50       11/15/13      1,047,048
1,288,000 Household Finance Corp.                                             4.75       07/15/13      1,244,442
  800,000 Lowe's Companies, Inc.                                              8.25       06/01/10        905,269
  750,000 Mediacom Broadband LLC                                             11.00       07/15/13        806,250
  750,000 Prudential Financial, Inc.                                          5.75       07/15/33        756,205
  575,000 United Rentals NA, Inc.                                             7.75       11/15/13        560,625
                                                                                                    ------------
          TOTAL CORPORATE BONDS (COST $5,951,535)                                                      5,920,740

          CONVERTIBLE CORPORATE BONDS (0.5%)

  600,000 International Rectifier Corp.                                       4.25       07/15/07        573,000
                                                                                                    ------------
          TOTAL CONVERTIBLE CORPORATE BONDS (COST $583,500)                                              573,000

          U.S. GOVERNMENT AND U.S. GOVERNMENT AGENCY BONDS (1.8%)
1,323,000 Freddie Mac                                                         5.16       02/27/15      1,305,659
  258,000 Freddie Mac                                                         5.00       09/29/17        249,687
  750,000 US Treasury Note                                                    2.00       05/15/06        743,672
                                                                                                    ------------
          TOTAL U.S. GOVERNMENT AND U.S. GOVERNMENT AGENCY                                             2,299,018

          BONDS (COST $2,309,556)
          CALL OPTIONS PURCHASED (0.6%)
       84 Aetna, Inc. Expiration January 2006, Exercise Price $60.00                                     288,960
      166 Cooper Cameron Corp. Expiration January 2008, Exercise                                         146,080
          Price $40.00
      221 Hunt Transport Services, Inc. Expiration January 2007,                                          23,205
          Exercise Price $30.00
      123 Lowe's Companies, Inc. Expiration January 2007, Exercise                                       111,930
          Price $65.00
      125 Prudential Financial, Inc. Expiration January 2006, Exercise                                   167,500
           Price $60.00
                                                                                                    ------------
          TOTAL CALL OPTIONS PURCHASED (COST $243,149)                                                   737,675

          SHORT-TERM INVESTMENTS (0.4%)
  481,710 Brown Brothers Harriman Time Deposit, 3.59%, 01/03/06 #                                        481,710
                                                                                                    ------------
          TOTAL SHORT-TERM INVESTMENTS (COST $481,710)                                                   481,710

          Total Investments (Cost $114,360,383) 100.3%                                               126,768,641
          Liabilities less Other Assets (0.3)%                                                          (359,284)
                                                                                                    ------------
          TOTAL NET ASSETS 100.0%                                                                   $126,409,357
                                                                                                    ============

The accompanying notes are an integral part of this Schedule of Investments.

Percentages noted above are based on net assets as of December 31, 2005.

(a)  Non-income producing security.

# BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2005

ADR  American Depositary Receipt

Dates shown on securities are the due dates of the obligation.

SCHEDULE OF INVESTMENTS
ICON LONG/SHORT FUND
DECEMBER 31, 2005
(UNAUDITED)

SHARES OR PRINCIPAL AMOUNT                                              VALUE
--------------------------                                           -----------
          COMMON STOCKS (98.5%)
   15,300 A.G. Edwards, Inc.                                         $   716,958
   28,000 A.S.V., Inc.(a)                                                699,440
   14,500 Aeropostale, Inc.(a)                                           381,350
   20,000 Alaska Air Group, Inc.(a)                                      714,400
   32,700 Alcoa, Inc.                                                    966,939
   12,000 Aleris International, Inc.(a)                                  386,880
   36,000 America Movil S.A. De C.V. -  ADR                            1,053,360
    5,000 American International Group, Inc.                             341,150
   10,500 American States Water Co.                                      323,400
   22,000 AmerisourceBergen Corp.                                        910,800
    9,000 AmerUs Group Co.                                               510,030
   12,200 AstraZeneca PLC - ADR                                          592,920
    7,500 Atwood Oceanics, Inc.(a)                                       585,225
   14,000 Avid Technology(a)                                             766,640
    6,000 Barr Pharmaceuticals. Inc.(a)                                  373,740
   18,000 Barrett Business Services, Inc.(a)                             449,820
   10,000 Berry Petroleum Co.                                            572,000
   26,000 BHP Billiton, Ltd. - ADR                                       868,920
   10,600 Burlington Northern Santa Fe Corp.                             750,692
   20,000 C.H. Robinson Worldwide, Inc.                                  740,600
    8,000 CACI International, Inc. - Class A(a)                          459,040
    8,000 California Water Service Group                                 305,840
    8,900 Canadian National Railway Co. - ADR                            711,911
   30,900 Canadian Pacific Railway, Ltd. - ADR                         1,296,255
   10,000 Caremark Rx, Inc.(a)                                           517,900
   27,000 Celadon Group, Inc.(a)                                         777,600
    5,600 Celgene Corp.(a)                                               362,880
   16,405 Cemex S.A. De C.V. - ADR                                       973,309
   20,400 Ceradyne, Inc.(a)                                              893,520
   21,000 Christopher & Banks Corp.                                      394,380
    7,200 CIGNA Corp.                                                    804,240
   14,000 Colonial BancGroup, Inc.                                       333,480
   20,900 Community Health Systems, Inc.(a)                              801,306
   21,600 Companhia Vale do Rio Doce - ADR                               888,624
   42,000 Convergys Corp.(a)                                             665,700
   27,000 CSG Systems International, Inc.(a)                             602,640
    7,000 Cullen/Frost Bankers, Inc.                                     375,760
    7,200 Eagle Materials, Inc.                                          880,992
    9,000 East-West Bancorp, Inc.                                        328,410
   20,000 El Paso Electric Co.(a)                                        420,800
    8,600 EMCOR Group, Inc.(a)                                           580,758
    9,000 Express Scripts, Inc.(a)                                       754,200
   30,000 Family Dollar Stores, Inc.                                     743,700
   21,000 Fastenal Co.                                                   822,990
    7,300 Fiserv, Inc.(a)                                                315,871
   21,500 Gildan Activewear, Inc. - Class A(a)                           921,275
   24,500 Grant Prideco, Inc.(a)                                       1,080,940
   29,550 HCC Insurance Holdings, Inc.                                   877,044
   10,000 Health Net, Inc.(a)                                            515,500
   14,700 Helmerich & Payne, Inc.                                        910,077
   15,500 Henry Schein, Inc.(a)                                          676,420
   17,500 Insight Enterprises, Inc.(a)                                   343,175
   14,000 Investors Financial Services Corp.                             515,620

   18,200 j2 Global Communications, Inc.(a)                              777,868
    5,500 Jacobs Engineering Group, Inc.(a)                              373,285
   24,000 Joy Global, Inc.                                               960,000
   19,000 JPMorgan Chase & Co.                                           754,110
   35,000 KCS Energy, Inc.(a)                                            847,700
   45,000 Kforce, Inc.(a)                                                502,200
   45,000 Knight Transportation, Inc.                                    932,850
   25,000 Komag, Inc.(a)                                                 866,500
    7,300 Lehman Brothers Holding, Inc.                                  935,641
   19,800 Logitech International S.A. - ADR(a)                           926,046
   10,000 Lowe's Cos., Inc.                                              666,600
    7,000 Martin Marietta Materials, Inc.                                537,040
   16,700 McKesson HBOC, Inc.                                            861,553
   15,300 MedcoHealth Solutions, Inc.(a)                                 853,740
   15,400 Mobile Telesystems - ADR                                       539,000
   19,000 MSC Industrial Direct Co., Inc. - Class A                      764,180
   16,500 Mylan Laboratories, Inc.                                       329,340
   13,000 Nabors Industries, Ltd.(a)                                     984,750
   14,500 National-OilWell Varco, Inc.(a)                                909,150
   11,700 Netease.com, Inc. - ADR (a)                                    657,072
   14,500 NICE Systems, Ltd. - ADR(a)                                    698,320
   27,000 Old Dominion Freight Line, Inc.(a)                             728,460
   10,000 Omnicare, Inc.                                                 572,200
   24,200 Oregon Steel Mills, Inc.(a)                                    711,964
   13,000 Pacer International, Inc.                                      338,780
   26,000 Patterson-UTI Energy, Inc.                                     856,700
   14,500 Polo Ralph Lauren Corp.                                        814,030
    6,000 Posco - ADR                                                    297,060
    7,500 Protective Life Corp.                                          328,275
    4,500 Prudential Financial, Inc.                                     329,355
   13,000 Reliance Steel & Aluminum Co.                                  794,560
    5,700 Rio Tinto PLC - ADR                                          1,041,903
   13,000 Ross Stores, Inc.                                              375,700
   23,500 Ryder System, Inc.                                             963,970
   20,000 Satyam Computer Services, Ltd. - ADR                           731,800
   11,400 Selective Insurance Group, Inc.                                605,340
   13,000 Simpson Manufacturing Co., Inc.                                472,550
   29,200 SkyWest, Inc.                                                  784,312
    8,600 StanCorp Financial Group, Inc.                                 429,570
   33,800 Steel Technologies, Inc.                                       946,062
   16,500 The Bank of New York Co., Inc.                                 525,525
   21,500 The Finish Line, Inc.                                          374,530
    6,100 The Goldman Sachs Group, Inc.                                  779,031
    8,300 The Hartford Financial Services Group, Inc.                    712,887
    5,600 The Scotts Miracle-Gro Co.                                     253,344
   24,000 Ultra Petroleum Corp.(a)                                     1,339,200
   25,000 Umpqua Holdings Corp.                                          713,250
   17,000 Unit Corp.(a)                                                  935,510
   16,950 United Surgical Partners International, Inc.(a)                544,943
   12,000 United Therapeutics Corp.(a)                                   829,440
   14,600 UnitedHealth Group, Inc.                                       907,244
   16,600 Universal Forest Products, Inc.                                917,150
   10,000 UTI Worldwide, Inc. - ADR                                      928,400
   20,500 W-H Energy Services, Inc.(a)                                   678,140
   15,100 W.R. Berkley Corp.                                             719,062
   26,000 Weatherford International, Ltd.(a)                             941,200
                                                                     -----------
          TOTAL COMMON STOCKS (COST $63,017,224)                      74,455,813
          SHORT-TERM INVESTMENTS (1.4%)
1,030,183 Brown Brothers Harriman Time Deposit, 3.59%, 01/03/06 #      1,030,183
                                                                     -----------
          TOTAL SHORT-TERM INVESTMENTS (COST $1,030,183)               1,030,183

          Total Investments (Cost $64,047,407) 99.9%                  75,485,996
          Other Assets less Liabilities 0.1%                             109,468
                                                                     -----------
          TOTAL NET ASSETS 100.0%                                    $75,595,464
                                                                     ===========

The accompanying notes are an integral part of this Schedule of Investments.

Percentages noted above are based on net assets as of December 31, 2005.

(a)  Non-income producing security.

# BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2005

ADR  American Depositary Receipt

Dates shown on securities are the due dates of the obligation.

All shares held may be pledged as collateral for investment securities sold short.

SCHEDULE OF INVESTMENTS
ICON LONG/SHORT FUND
DECEMBER 31, 2005
(UNAUDITED)

SHARES SHORT SECURITIES                                                   VALUE
-----------------------                                                 --------
17,500 Contango Oil & Gas Co.(a)                                        $200,200
27,000 KFx, Inc.(a)                                                      461,970
25,000 Syntroleum Corp.(a)                                               225,750
                                                                        --------
       TOTAL SHORT SECURITIES (PROCEEDS OF $691,961)                    $887,920
                                                                        ========

The accompanying notes are an integral part of this Schedule of Investments.

(a)  Non-income producing security.

Notes to Schedules of Investments
(unaudited)
December 31, 2005

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The ICON Bond Fund ("Bond Fund"), ICON Core Equity Fund ("Core Equity Fund") ICON Covered Call Fund ("Covered Call Fund"), ICON Equity Income Fund ("Equity Income Fund"), and ICON Long/Short Fund ("Long/Short Fund") are series funds (individually a "Fund" and collectively, the "Funds"). The Funds are part of the ICON Funds (the "Trust"), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end investment management company. The ICON Core Equity Fund commenced operations on October 12, 2000; the other Funds commenced operations on September 30, 2002. Each Fund offers three classes of shares, Class I, Class C and Class Z. All classes have equal rights as to earnings, assets and voting privileges except that each Class may bear different distribution fees, registration costs and shareholder servicing costs and each Class has exclusive voting rights with respect to its distribution plan. There are currently 12 other active funds within the Trust. Those funds are covered by separate prospectuses and shareholder reports.

Each Fund is authorized to issue an unlimited number of no par shares. The investment objective of the Bond Fund is maximum total return. The investment objective of the Core Equity Fund is long-term capital appreciation with a secondary objective of capital preservation. The investment objective of the Covered Call Fund is modest capital appreciation and to maximize realized gains from writing covered call options. The investment objective of the Equity Income Fund is modest capital appreciation and income. The investment objective of the Long/Short Fund is capital appreciation.

The Funds may have elements of risk, including the risk of loss of principal. There is no assurance that the investment process will consistently lead to successful results. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment. Investing in fixed income securities such as bonds involves interest rate risk. When interest rates rise, the value of fixed income securities generally decreases. Additionally, the Bond Fund may invest in medium- and lower-quality debt securities. High-yield bonds involve a greater risk of default and price volatility than U.S. government and other high-quality bonds. The Covered Call Fund invests in call options; call options involve certain risks, such as limited gains and lack of liquidity of the underlying securities, and are not suitable for all investors. The Long/Short Fund invests short in securities; there are risks associated with selling short, including the risk that the Long/Short Fund may have to cover its short position at a higher price than the short sale, resulting in a loss. The Fund's loss on a short sale is potentially unlimited as a loss occurs when the value of a security sold short increases. There are also risks associated with small and mid-cap investing, including limited product lines, less liquidity and small market share. Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of lower government supervision and regulation of foreign securities markets and the possibility of political or economic instability.

In addition, in the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund's maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the schedules of investments. The preparation of schedules of investments are prepared in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the schedules of investments, and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

INVESTMENT VALUATION

The Funds' securities and other assets are valued as of the closing price at the close of regular trading on the New York Stock Exchange (the "NYSE") (normally 4 p.m. Eastern time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market ("NASDAQ") are normally valued by a Fund at the NASDAQ Official Closing Price provided by NASDAQ each business day. The Funds use pricing services to report the market value of securities in their portfolios; if a pricing service is not able to provide a price, or the pricing service quote of valuation is inaccurate or does not reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds' securities or other assets are valued at fair value as determined in good faith by the Funds' Board of Trustees ("Board") or pursuant to procedures approved by the Board. The valuation assigned to fair-valued securities for purposes of calculating a Fund's net asset value ("NAV") may differ from the security's most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

Lacking any sales that day, the security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes obtained from dealers making a market for the security. Options are valued at their closing mid-price on the principal market where the option is traded. Mid-price is the average of the closing bid and closing ask prices. Debt securities with a remaining maturity of greater than sixty days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is a matrix system which considers such factors as security prices, yields, maturities and ratings. Short-term securities with remaining maturities of sixty days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates market value. Prior to February 22, 2005, London closing exchange rates were used to convert foreign security values into U.S. dollars. After that date, currency rates as of the close of the New York Stock Exchange were used to convert foreign security values into U.S. dollars.

Foreign securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Funds' adviser determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time a Fund calculates its net asset value.

REPURCHASE AGREEMENTS

Repurchase agreements, if held by the Funds, are fully collateralized by U.S. Government securities and such collateral is in the possession of the Funds' custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to purchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. No repurchase agreements were purchased or sold by the Funds during the quarter ended December 31, 2005.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange daily. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, resulting from changes in the exchange rates and changes in market prices of securities held.

FORWARD FOREIGN CURRENCY CONTRACTS

The Funds may enter into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time with an agreed upon rate.

These contracts are marked-to-market daily. Net realized gains and losses on foreign currency transactions represent disposition of foreign currencies, and the difference between the amount recorded at the time of the transaction and the U.S. dollar amount actually received. The Funds did not enter into any forward foreign currency contracts during the quarter ended December 31, 2005.

FUTURES CONTRACTS

The Funds may invest in financial futures contracts for the purpose of hedging their existing securities or securities it intends to purchase against fluctuations in fair value caused by changes in prevailing markets. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. The Funds held no financial futures contracts during the quarter ended December 31, 2005.

OPTIONS TRANSACTIONS

The Covered Call Fund writes (sells) call options as part of its normal investment activities. Each Fund may write (sell) put and call options only if it owns an offsetting position in the underlying security.

When a Fund writes a put or call option, an amount equal to the premium received is marked-to-market to reflect the current market value of the option. Such liability is subject to off balance sheet risks to the extent of any future increases in market value of the written options. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is assigned, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund has no control over whether the underlying securities are subsequently sold
(call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Each Fund may also purchase put and call options. When a Fund purchases a put or call option, an amount equal to the premium paid is marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

SHORT SALES

The Long/Short Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. These short sales are collateralized by cash equivalents or securities held with the Fund's prime broker and segregated account at the Fund's custodian. The collateral required is determined daily by reference to the market value of the short positions. Such collateral for the Fund is held by one broker. Liabilities for securities sold short are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. Liabilities for securities sold short are closed out by purchasing the applicable securities for delivery to the Fund's prime broker.

INCOME TAXES

The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes, or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Bond Fund distributes net investment income, if any, to shareholders monthly. Other Funds distribute income, if any, annually. The Equity Income Fund distributes net investment income, if any, to shareholders quarterly. The Funds distribute net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

INVESTMENT INCOME

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

INVESTMENT TRANSACTIONS

Security transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes security transactions are accounted for on trade date. Gains and losses on securities sold are determined on the basis of identified cost.

ALLOCATION OF INCOME AND EXPENSES

Each class of a Fund's shares bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, based upon relative net assets of each class. Expenses which cannot be directly attributed to a specific fund in the Trust are apportioned between all funds in the Trust based upon relative net assets. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets.

SCHEDULE OF INVESTMENTS
ICON ASIA-PACIFIC REGION FUND
DECEMBER 31, 2005
(UNAUDITED)

SHARES OR PRINCIPAL AMOUNT                                              VALUE
--------------------------                                           -----------
           COMMON STOCKS (95.5%)
    23,900 ABC-MART, Inc.                                             $  669,728
   307,780 Acer, Inc.(a)                                                 775,823
     4,300 Advantest Corp.                                               434,508
    32,000 Aeon Co, Ltd.                                                 816,990
    14,800 Aeon Credit Service, Ltd.                                   1,400,647
    12,000 Aisin Seiki Co., Ltd.                                         440,523
    48,000 Amano Corp.                                                   913,259
     8,500 ARRK Corp.                                                    625,341
    31,300 Avex Group Holdings, Inc.                                     799,914
    12,000 C Uyemura & Co., Ltd.                                         652,004
    34,100 Cheil Industries, Inc.                                        938,069
    53,000 Chiba Bank, Ltd.                                              444,862
 2,502,000 China Resources Land, Ltd.                                  1,038,149
    11,600 Credit Saison Co., Ltd.                                       578,230
    25,600 Daegu Bank(a)                                                 383,203
    80,300 Daewoo Engineering & Construction Co., Ltd.(a)              1,051,588
   129,000 Daido Steel Co., Ltd.                                       1,230,150
    39,000 Daifuku Co., Ltd.                                             665,216
   127,000 Daihen Corp.                                                  589,515
    15,000 Daiwa Securities Group, Inc.                                  170,005
    16,000 Denso Corp.                                                   554,001
   530,000 Foxconn International Holdings, Ltd.(a)                       865,257
   164,000 Fuji Electric Holdings Co., Ltd.                              868,122
     8,400 GS Engineering & Construction Corp.                           440,129
     6,100 GS Home Shopping, Inc.(a)                                     770,634
    28,000 Hanjin Heavy Industries & Construction Co., Ltd.(a)           642,636
    26,300 Hanjin Transportation Co., Ltd.(a)                            891,047
     6,825 Hanmi Pharm Co., Ltd.(a)                                      934,583
    98,000 High Tech Computer Corp.                                    1,834,193
    20,000 Hitachi Chemical Co., Ltd.                                    528,558
    14,291 Hon Hai Precision Industry Co., Ltd.                           78,685
     7,500 Honda Motor Co., Ltd.                                         432,906
       103 Hoosiers Corp.                                                495,190
   388,000 Hopson Development Holdings, Ltd.                             477,606
     9,000 Horiba, Ltd.                                                  259,810
     7,200 Hoya Corp.                                                    258,828
    36,500 Humax Co., Ltd(a)                                             969,101
    15,000 Hyundai Department Store H&S Co., Ltd.(a)                   1,108,250
    12,700 Hyundai Department Stores Co., Ltd.(a)                      1,064,633
    24,100 Hyundai Development Co.(a)                                  1,084,246
     3,800 Hyundai Heavy Industries Co., Ltd.(a)                         286,488
    63,000 Hyundai Marine & Fire Insurance Co., Ltd.                     898,699
     4,000 Hyundai Motor Co.                                             380,849
    19,500 Ibiden Co., Ltd.                                            1,044,423
    93,400 Industrial Bank of Korea(a)                                 1,604,319
        53 Inpex Corp.                                                   472,113
    27,000 Iriso Electronics Co., Ltd.                                 1,011,782
    17,300 Isetan Co., Ltd.                                              368,585
   263,000 Ishikawajima-Harima Heavy Industries Co., Ltd.(a)             834,396
   108,000 Itochu Corp.                                                  901,710
   252,000 Japan Steel Works, Ltd.                                     1,399,477
    39,000 JGC Corp.                                                     742,920
   110,000 Johnson Health Tech Co., Ltd.                                 521,002
    12,300 JSR Corp.                                                     323,371

       188 K.K.DaVinci Advisors(a)                                     1,413,428
    38,500 Kahma Co., Ltd.                                             1,259,032
   314,000 Kawasaki Heavy Industries, Ltd.                             1,150,561
       251 Kenedix, Inc.                                               1,581,781
   218,000 Kobe Steel, Ltd.                                              701,489
    80,000 Komatsu, Ltd.                                               1,322,608
    22,900 Komeri Co., Ltd.                                              982,305
    19,700 Kookmin Bank(a)                                             1,485,973
    22,900 Korea Investment Holdings Co., Ltd.                           959,543
    71,900 Korean Reinsurance Co.                                        748,670
   102,250 Largan Precision Co., Ltd.                                  1,613,356
    24,500 Lasertec Corp.                                              1,702,946
    69,500 LG Insurance Co., Ltd.                                      1,367,554
    52,400 LG International Corp.                                      1,203,379
   143,000 livedoor Co., Ltd.(a)                                         891,940
     1,200 Mani, Inc.                                                     67,346
   121,000 Marubeni Corp.                                                648,090
    16,600 Marui Co., Ltd.                                               326,265
    34,000 Matsushita Electric Industrial Co., Ltd.                      655,383
    29,900 Mitsubishi Corp.                                              660,238
   294,000 Mitsubishi Materials Corp.                                  1,506,545
   157,000 Mitsubishi Rayon Co., Ltd.                                  1,039,981
       141 Mitsubishi UFJ Financial Group, Inc.                        1,920,346
    51,000 Mitsui & Co., Ltd.                                            655,366
    41,000 Mitsui Sumitomo Insurance Co., Ltd.                           502,806
        96 Mizuho Financial Group, Inc.                                  762,064
   105,000 Mizuno Corp.                                                  745,657
    13,900 Nagaileben Co., Ltd.                                          340,287
    34,000 NGK Insulators, Ltd.                                          504,992
    39,000 NGK Spark Plug Co., Ltd.                                      845,876
     1,500 NHN Corp.(a)                                                  395,359
    19,500 Nihon Eslead Corp.                                            557,812
    67,000 Nissan Chemical Industries, Ltd.                              951,597
    21,000 Nissha Printing Co., Ltd.                                     607,627
    32,000 Nomura Holdings, Inc.                                         616,070
     5,200 Orix Corp.                                                  1,323,723
    16,280 Pal Co., Ltd.(a)                                            1,488,865
    45,800 Park24 Co., Ltd.                                            1,636,535
    13,500 Point, Inc.                                                 1,128,363
   485,000 Ports Design, Ltd.                                            564,231
    27,300 Primary Health Care, Ltd.                                     232,166
   840,000 Raffles Education Corp., Ltd.                                 849,153
    15,400 Rio Tinto, Ltd.                                               773,619
     7,900 Ryohin Keikaku Co., Ltd.                                      691,181
     3,000 Samchully Co., Ltd.(a)(v)                                     354,951
    33,500 Samsung Engineering Co., Ltd.                                 933,034
    19,400 Samsung Securities Co., Ltd.                                1,170,216
    97,000 Sanyo Special Steel Co., Ltd.                               1,073,754
     7,000 Shimamura Co., Ltd.                                           967,428
     6,400 Shinko Electric Industries Co., Ltd.                          484,989
    44,000 Shizuoka Gas Co., Ltd.                                        303,595
   185,000 Showa Denko K.K.                                              720,112
   532,000 Siliconware Precision Industries Co.                          740,978
    34,000 Sompo Japan Insurance, Inc.                                   460,593
    61,000 Star Micronics Co., Ltd.                                      993,250
   107,000 Sumitomo Heavy Industries, Ltd.                               895,695
   176,000 Sumitomo Metal Industries, Ltd.                               674,307
       101 Sumitomo Mitsui Financial Group, Inc.                       1,067,136
    40,000 Suruga Bank, Ltd.                                             502,326
   116,000 Taiheiyo Cement Corp.                                         471,041
    52,000 Takashimaya Co., Ltd.                                         830,699
    42,000 Teikoku Oil Co., Ltd.                                         549,942

    11,000 Toei Animation Co., Ltd.                                      846,921
    63,000 Tokyu Land Corp.                                              629,379
   129,000 Toray Industries, Inc.                                      1,050,747
   173,000 Toshiba Corp.                                               1,034,010
    30,900 Toyota Motor Corp.                                          1,614,548
    13,400 Trans Cosmos, Inc.                                          1,035,119
   169,000 Ube Industries, Ltd.                                          458,144
    13,900 Urban Corp.                                                 1,497,615
    14,700 Woodside Petroleum, Ltd.                                      420,187
    55,800 Woori Investment & Securities Co., Ltd.(a)                  1,372,739
    16,500 Xebio Co., Ltd.                                               863,206
    16,400 Yamada Denki Co., Ltd.                                      2,050,447
    33,000 Yamaha Motor Co., Ltd.                                        862,617
     5,311 Yuhan Corp.(a)                                                953,280
    10,000 Zenrin Co., Ltd.                                              360,523
    34,000 Zeon Corp.                                                    451,262
 1,640,000 Zijin Mining Group Co., Ltd. - Class H                        723,503
   237,003 Zinifex, Ltd.                                               1,188,364
                                                                     -----------
           TOTAL COMMON STOCKS (COST $92,259,735)                    111,955,038

           SHORT-TERM INVESTMENTS (12.0%)
13,860,155 Brown Brothers Harriman Time Deposit, 3.59%, 01/03/06 #    13,860,155
       474 Brown Brothers Harriman Time Deposit - AUD, 4.40%,
           01/03/06 #                                                        347
     3,322 Brown Brothers Harriman Time Deposit - HKD, 2.45%,
           01/03/06 #                                                        428
       123 Brown Brothers Harriman Time Deposit - NZD 6.25%
           01/03/06 #                                                         84
   240,465 Brown Brothers Harriman Time Deposit - SGD, 2.89%,
           01/03/06 #                                                    144,685
                                                                     -----------
           TOTAL SHORT TERM INVESTMENTS (COST $14,005,699)            14,005,699

      Total Investments (Cost $106,265,434) 107.5%                   125,960,737
      Liabilities less Other Assets (7.5)%                            (8,744,856)
                                                                     -----------
      TOTAL NET ASSETS 100.0%                                       $117,215,881
                                                                     ===========

The accompanying notes are an integral part of this Schedule of Investments.

Percentages noted above are based on net assets as of December 31, 2005.

(a)  Non-income producing security.

# BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2005.

(v) All securities were fair valued (Note 1) as of December 31, 2005 unless noted with a (v). Total value of securities fair valued was $111,600,087.

Dates shown on securities are the due dates of the obligation.

SCHEDULE OF INVESTMENTS
ICON EUROPE FUND
DECEMBER 31, 2005
(UNAUDITED)

SHARES OR PRINCIPAL AMOUNT                                              VALUE
--------------------------                                           -----------
          COMMON STOCKS (97.7%)
   45,900 ABB, Ltd.(a)                                               $   446,578
    4,100 AstraZeneca PLC                                                199,236
   39,300 BAE Systems PLC                                                258,275
    4,000 Bank Pekao S.A.                                                215,507
    8,000 Bank Zachodni WBK S.A.                                         348,150
   18,200 Barratt Developments PLC                                       308,810
   10,000 Bayer AG                                                       417,527
    8,100 Bellway PLC                                                    156,938
   20,300 BG Group PLC                                                   200,855
   21,800 BHP Billiton PLC                                               356,698
    2,400 BNP Paribas S.A.                                               193,845
    1,680 Boehler - Uddeholm AG                                          282,910
    3,150 Bouygues S.A.                                                  153,921
   23,300 Brunel International N.V.                                      475,697
   15,300 Commerzbank AG                                                 473,456
      445 Compagnie Francois d'Entreprises                               375,999
    2,000 Continental AG                                                 177,110
    5,600 Corporacion Mapfre S.A.                                         92,394
    9,790 Cosmote Mobile Telecommunications S.A.                         217,610
   10,550 Credit Suisse Group(a)                                         537,590
   44,650 Curanum AG                                                     337,410
    2,500 Dem Allianz AG                                                 378,125
   19,177 Det Norske Oljeselskap ASA                                     168,230
    4,250 Deutsche Boerse AG                                             433,910
    4,700 DIS Deutscher Industries Service AG                            271,457
    3,230 DSV A/S                                                        398,557
    8,750 Eurofins Scientific(a)                                         389,900
    9,000 Euronext N.V.                                                  468,633
   11,200 EVS Broadcast Equipment S.A.                                   380,562
   70,700 Fast Search & Transfer ASA(a)                                  259,335
   17,000 ForeningsSparbanken AB                                         463,305
    1,900 Fresenius AG                                                   257,089
    8,000 Fugro N.V.                                                     257,152
    9,200 Gerry Weber International AG                                   170,043
    2,370 Groupe Steria SCA                                              118,082
    5,605 Hypo Real Estate Holding AG                                    290,169
    6,000 ILOG S.A.(a)(v)                                                104,331
    5,500 InBev N.V.                                                     239,132
    6,900 ING Groep N.V.                                                 239,321
   12,200 JC Aktiebolag                                                  117,028
   20,000 Jumbo S.A.                                                     217,156
   37,100 Kensington Group PLC                                           588,814
    1,600 Koninklijke BAM Groep N.V.                                     134,116
    4,500 Linedata Services                                              119,512
   11,100 Logitech International S.A.(a)                                 522,498
    4,400 Lukoil - ADR(v)                                                261,800
    3,600 Maisons France Confort                                         198,751
    9,700 Man Group PLC                                                  318,692
    9,400 Mecalux S.A.(a)                                                236,872
    6,500 Motor Oil (Hellas) Corinth Refineries S.A.                     152,720
    1,225 Nestle S.A.                                                    365,958
    1,215 Oesterrichische Elekrizitaitswirts AG - Class A                432,877
    5,500 OMV AG                                                         319,388

    7,560 Option N.V.(a)                                                 561,598
    9,600 Pinguely - Haulotte                                            188,527
   15,200 Ramirent Oyj                                                   445,598
    3,900 Red Electrica de Espana                                        120,886
    5,000 Renishaw PLC                                                    83,431
    5,400 Rio Tinto PLC                                                  246,729
    2,480 Roche Holding AG(a)                                            371,979
   48,700 Rolls Royce Group PLC                                          358,343
    8,250 Salzgitter AG                                                  444,886
    2,600 SBM Offshore N.V.                                              209,920
      255 Sika  AG                                                       211,103
    1,200 Sjaelso Gruppen A/S                                            322,628
    1,635 Societe Generale                                               200,896
   32,600 Softbank S.A.(a)                                               392,012
    2,300 Solarworld AG                                                  305,272
   10,600 SSAB Svenskt Stal AB                                           386,475
      525 Sulzer AG                                                      278,312
    2,200 Swiss Re                                                       160,817
   30,900 Temenos Group AG(a)(v)                                         301,096
    5,900 TNT N.V.                                                       184,480
   24,000 Tomra Systems ASA                                              171,765
    5,650 UBS AG                                                         537,221
    3,070 Umicore, S.A.                                                  362,582
   12,600 United Internet AG                                             482,256
    9,000 USG People N.V.                                                381,857
   12,700 Vacon Oyj                                                      263,175
    1,110 Vallourec S.A.                                                 609,549
   39,100 Vedanta Resources PLC                                          583,707
    6,100 Veidekke ASA                                                   174,191
    5,000 Vimpel Communications - ADR(a)(v)                              221,150
    6,500 Wilhelm Wilhelmsen ASA                                         239,765
    5,000 Xstrata PLC                                                    116,942
    3,400 Zodiac S.A.                                                    218,175
                                                                     -----------
          TOTAL COMMON STOCKS (COST $22,349,120)                      25,637,354
          SHORT-TERM INVESTMENTS  (6.3%)
1,117,663 Brown Brothers Harriman Time Deposit, 3.59%, 01/03/06 #      1,117,662
  988,517 Brown Brothers Harriman Time Deposit - Danish Krone,
          1.35%, 01/03/06 #                                              156,890
  328,288 Brown Brothers Harriman Time Deposit - Euro, 1.43%,
          01/03/06 #                                                     388,594
      126 Brown Brothers Harriman Time Deposit - British Pound,
          3.58%, 01/03/06 #                                                  216
      357 Brown Brothers Harriman Time Deposit - Norwegian Kroner,
          1.35%, 01/03/06 #                                                   53
      275 Brown Brothers Harriman Time Deposit - Swedish Krona,
          0.60%, 01/03/06 #                                                   35
                                                                     -----------
          TOTAL SHORT-TERM INVESTMENTS (COST $1,663,450)               1,663,450

          Total Investments (Cost $24,012,570) 104.0%                 27,300,804
          Liabilities less Other Assets (4.0)%                        (1,042,852)
                                                                     -----------
          TOTAL NET ASSETS 100.0%                                    $26,257,952
                                                                     ===========

The accompanying notes are an integral part of this Schedule of Investments.

Percentages noted above are based on net assets as of December 31, 2005.

(a)  Non-income producing security.

# BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2005.

(v) All securities were fair valued (Note 1) as of December 31, 2005 unless noted with a (v). Total value of securities fair valued was $24,748,977.

ADR  American Depositary Receipt

Dates shown on securities are the due dates of the obligation.

SCHEDULE OF INVESTMENTS
ICON INTERNATIONAL EQUITY FUND
DECEMBER 31, 2005
(UNAUDITED)

SHARES OR PRINCIPAL AMOUNT                                             VALUE
--------------------------                                          -----------
            COMMON STOCKS (97.7%)
     14,700 ABC-MART, Inc.                                          $   411,925
    168,000 Acer, Inc.                                                  423,478
     18,500 Aeon Co., Ltd.                                              472,322
      6,800 Aeon Credit Service Co., Ltd.                               643,541
    307,000 America Movil S.A. de C.V. (v)                              448,620
      5,000 ARRK Corp.                                                  367,847
      4,700 AstraZeneca PLC                                             228,392
      8,900 Avex Group Holdings, Inc.                                   227,452
     45,600 BAE Systems PLC                                             299,679
     27,300 BG Group PLC                                                270,115
     19,700 BHP Billiton PLC                                            322,337
      1,590 Boehler - Uddeholm AG                                       267,755
      7,000 C. Uyemura & Co., Ltd.                                      380,336
      6,203 Cemex, S.A. de C.V. - ADR (v)                               368,024
     16,600 Cheil Industries, Inc.                                      456,655
     38,000 Chiba Bank, Ltd.                                            318,957
     14,800 Commerzbank AG                                              457,983
        560 Compagnie Francois d'Entreprises                            473,167
      8,800 Companhia Vale do Rio Doce - Class A (v)                    315,389
      2,806 Continental AG                                              248,484
     13,000 Daegu Bank(a)                                               194,595
     54,000 Daido Steel Co., Ltd.                                       514,947
     29,000 Daifuku Co., Ltd.                                           494,648
     35,132 Det Norske Oljeselskap ASA                                  308,195
      3,700 Deutsche Boerse AG                                          377,757
      6,000 DIS Deutscher Industries Service AG                         346,540
      5,480 DSM NV                                                      223,802
      2,200 DSV A/S                                                     271,463
      8,360 Eurofins Scientific(a)                                      372,521
     14,020 EVS Broadcast Equipment S.A.                                476,382
    107,200 Fast Search & Transfer ASA(a)                               393,221
     16,600 ForeningsSparbanken AB                                      452,404
      7,600 Fugro N.V.                                                  244,295
     81,000 Fuji Electric Holdings Co., Ltd.                            428,768
     18,100 Hanjin Heavy Industries & Construction Co., Ltd.(a)         415,418
     13,500 Hanjin Transportation Co.(a)                                457,381
     46,200 High Tech Computer Corp.                                    864,691
      8,222 Hon Hai Precision Industry Co., Ltd.                         45,269
         67 Hoosiers Corp.                                              322,114
    201,000 Hopson Development Holdings, Ltd.                           247,420
     11,000 Horiba                                                      317,545
      6,320 Hyundai Department Store Co., Ltd.(a)                       529,801
      6,700 Hyundai Department Store H&S Co., Ltd.(a)                   495,019
     11,400 Hyundai Development Co.(a)                                  512,880
      6,000 Hyundai Heavy Industries Co., Ltd.(a)                       452,349
     46,400 Hyundai Marine & Fire Insurance Co., Ltd.                   661,899
     12,300 ILOG S.A.(a) (v)                                            213,879
     42,400 Industrial Bank of Korea(a)                                 728,299
         24 Inpex Corp.                                                 213,787
     56,000 Itochu Corp.                                                467,554
     27,000 JGC Corp.                                                   514,329

     86,400 Johnson Health Tech. Co., Ltd.                              409,224
     18,600 Joint Corp.                                                 646,605
     24,400 Jumbo S.A.                                                  264,930
         99 K.K. DaVinci Advisors(a)                                    744,305
    179,000 Kawasaki Heavy Industries, Ltd.                             655,893
        121 Kenedix, Inc.                                               762,532
    135,000 Kobe Steel, Ltd.                                            434,408
     10,600 Komeri Co., Ltd.                                            454,691
      7,900 Kookmin Bank(a)                                             595,898
     45,450 Largan Precision Co., Ltd.                                  717,135
     10,900 Lasertec Corp.                                              757,637
     83,000 livedoor Co., Ltd.(a)                                       517,700
     12,200 Logitech International S.A.(a)                              574,277
      4,300 Lukoil - ADR (v)                                            255,850
        500 Mani, Inc.                                                   28,061
     60,000 Marubeni Corp.                                              321,367
     15,200 MARUI Co., Ltd.                                             298,749
     22,000 Matsushita Electric Industrial Co., Ltd.                    424,071
      3,000 MediaTek, Inc.                                               35,166
    109,000 Mitsubishi Materials Corp.                                  558,549
     68,000 Mitsubishi Rayon Co., Ltd.                                  450,438
         54 Mitsubishi UFJ Financial Group, Inc.                        735,451
     31,000 Mitsui & Co., Ltd.                                          398,360
         56 Mizuho Financial Group, Inc.                                444,537
      1,300 Nestle S.A.                                                 388,363
        920 NHN Corp.(a)                                                242,487
      7,600 Nihon Eslead Corp.                                          217,404
    106,000 Nippon Steel Corp.                                          376,035
     43,000 Nissan Chemical Industries, Ltd.                            610,726
     26,000 NGK Spark Plug Co., Ltd.                                    563,917
      1,285 Oesterrichische Elekrizitaitswirts AG - Class A             457,816
      8,300 OMV AG                                                      481,985
      9,400 Option N.V.(a)                                              698,284
      2,700 Orix Corp.                                                  687,317
     11,860 PAL Co., Ltd.                                             1,084,640
      5,000 Petroleo Brasileiro, S.A. - ADR (v)                         356,350
      8,300 Point, Inc.                                                 693,736
    140,000 Ports Design, Ltd.                                          162,871
     10,650 Rio Tinto, Ltd.                                             535,003
      3,250 Roche Holding AG                                            487,473
     16,600 Sampo Oyj                                                   288,995
     17,700 Samsung Engineering Co., Ltd.                               492,976
      8,900 Samsung Securities Co., Ltd.                                536,852
      2,800 SBM Offshore N.V.                                           226,068
    117,000 Showa Denko K.K.                                            455,422
      3,690 Solarworld AG                                               489,762
     25,000 Sompo Japan Insurance, Inc.                                 338,672
     27,000 Star Micronics Co., Ltd.                                    439,635
     66,000 Sumitomo Heavy Industries, Ltd.                             552,485
         48 Sumitomo Mitsui Financial Group, Inc.                       507,154
     24,000 Suruga Bank Ltd.                                            301,395
     31,000 Takashimaya Co.                                             495,224
    138,000 The Japan Steel Works, Ltd.                                 766,381
     42,000 The Joyo Bank, Ltd.                                         250,169
136,000,000 Tim Participacoes S.A. (v)                                  343,376
     78,000 Toshiba Corp.                                               466,202
     22,900 Total Energy Trust, Ltd. (v)                                334,377
     10,600 Toyota Motor Corp.                                          553,858
     11,700 Trican Well Service, Ltd.(a) (v)                            563,758
    105,000 Ube Industries, Ltd.                                        284,646
      5,850 UBS AG                                                      556,238
      2,400 Umicore, S.A.                                               283,451

     11,500 United Internet AG                                          440,154
      8,300 USG People N.V.                                             352,158
         10 V Technology Co,. Ltd.(a)                                   139,151
      7,400 Vacon Oyj                                                   153,346
      1,367 Vallourec S.A.                                              750,679
     45,800 Vedanta Resources PLC                                       683,728
      6,300 Wilhelm Wilhelmsen ASA                                      232,387
      8,800 Woodside Petroleum, Ltd.                                    251,541
      8,400 YAMADA DENKI Co., Ltd.                                    1,050,229
     13,300 Yamaha Motor Co., Ltd.                                      347,661
      2,100 Yuhan Corp.                                                 376,865
     82,800 Zinifex, Ltd.                                               415,170
                                                                    -----------
            TOTAL COMMON STOCKS (COST $43,715,062)                   54,212,036
            SHORT-TERM INVESTMENTS (5.0%)
  1,783,171 Brown Brothers Harriman Time Deposit - US Dollar,
            3.59%, 01/03/06 #                                         1,783,171
        271 Brown Brothers Harriman Time Deposit - Australian
            Dollar, 4.40%, 01/03/06 #                                       198
        178 Brown Brothers Harriman Time Deposit - Canadian
            Dollar, 2.25%, 01/03/06 #                                       153
        531 Brown Brothers Harriman Time Deposit - Danish Krone,
            1.35%, 01/03/06 #                                                84
    825,263 Brown Brothers Harriman Time Deposit - Euro, 1.43%,
            01/03/06 #                                                  976,863
      1,223 Brown Brothers Harriman Time Deposit - Hong Kong
            Dollar, 2.45%, 01/03/06 #                                       158
         92 Brown Brothers Harriman Time Deposit - Norwegian
            Kroner, 1.35%, 01/03/06 #                                        14
        116 Brown Brothers Harriman Time Deposit - Singapore
            Dollar, 2.89%, 01/03/06 #                                        70
        241 Brown Brothers Harriman Time Deposit - Swedish Krona,
            0.60%, 01/03/06 #                                                30
                                                                    -----------
            TOTAL SHORT-TERM INVESTMENTS (COST $2,760,741)            2,760,741

            Total Investments (Cost $46,475,803) 102.7%              56,972,777
            Liabilities less Other Assets (2.7)%                     (1,511,993)
                                                                    -----------
            TOTAL NET ASSETS 100.0%                                 $55,460,784
                                                                    ===========

The accompanying notes are an integral part of this Schedule of Investments.

Percentages noted above are based on net assets as of December 31, 2005.

(a)  Non-income producing security.

# BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2005.

(v) All securities were fair valued (Note 1) as of December 31, 2005 unless noted with a (v). Total value of securities fair valued was $51,012,413.

ADR  American Depositary Receipt

Dates shown on securities are the due dates of the obligation.

Notes to Schedules of Investments
(unaudited)

December 31, 2005

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The ICON Asia-Pacific Region Fund ("Asia-Pacific Region Fund"), ICON Europe Fund ("Europe Fund") and ICON International Equity Fund ("International Equity Fund") are series funds (individually a "Fund" and collectively, the "Funds"). The Funds are part of the ICON Funds (the "Trust"), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end investment management company. The International Equity Fund offers three classes of shares Class I, Class C and Class Z. All classes have equal rights as to earnings, assets and voting privileges except that each Class may bear different distribution fees, registration costs and shareholder servicing costs and each Class has exclusive voting rights with respect to its distribution plan. There are 14 other active funds within the Trust. Those funds are covered by separate prospectuses and shareholder reports.

Each Fund is authorized to issue an unlimited number of no par shares. The Funds primarily invest in foreign securities; the Asia-Pacific Region Fund and Europe Fund primarily invest in companies whose principal business activities fall within specific regions. The investment objective of each Fund is long-term capital appreciation.

The Funds may have elements of risk, including the loss of principal. There is no assurance that the investment process will consistently lead to successful results. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment. Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of lower government supervision and regulation of foreign securities markets and the possibility of political or economic instability. There are also risks associated with small- and mid-cap investing, including limited product lines, less liquidity, and small market share.

In addition, in the normal course of business the Funds may enter into various agreements that provide for general indemnifications. Each Fund's maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the schedule of investments. The preparation of schedule of investments are prepared in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the schedule of investments, and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

INVESTMENT VALUATION

The Funds' securities and other assets are valued at the closing price at the close of the regular trading session of the New York Stock Exchange (the "NYSE") (normally 4 p.m. Eastern time) each day the NYSE is open, except that (a) securities traded primarily on the NASDAQ Stock Market ("NASDAQ") are normally valued by a Fund at the NASDAQ Official Closing Price provided by NASDAQ each business day; and (b) any foreign investments in the Funds traded in countries outside of the Western Hemisphere are fair valued daily based on procedures established by the Funds' Board of Trustees ("Board") to avoid stale prices and to take into account, among other things, any significant events occurring after the close of a foreign market in those regions. The Funds use pricing services to report the market value of securities in their portfolios; if a pricing service is not able to provide a price, or the pricing service quote of valuation is inaccurate or does not reflect the market value of the security, prices may be obtained through market quotations from independent broker/ dealers. If market quotations from these sources are not readily available, the Funds' securities or other assets are valued at fair value as determined in good faith by the Funds' Board or pursuant to procedures approved by the Board. The valuation assigned to fair-valued securities for purposes of calculating a Fund's net asset value ("NAV") may differ from the security's most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

Lacking any sales that day, the security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes from dealers making a market for the security. Options are valued at their closing mid-price on the principal market where the option is traded. Mid-price is the average of the closing bid and closing ask prices. Debt securities with a remaining maturity of greater than sixty days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is a matrix system which considers such factors as security prices, yields, maturities and ratings. Short-term securities with remaining maturities of sixty days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates market value. Prior to February 22, 2005, London closing exchange rates were used to convert foreign security values into U.S. dollars. After that date, currency rates as of the close of the New York Stock Exchange were used to convert foreign security values into U.S. dollars.

Foreign securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Funds' adviser determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time a Fund calculates its net asset value.

REPURCHASE AGREEMENTS

Repurchase agreements, if held by the Funds, are fully collateralized by U.S. Government securities and such collateral is in the possession of the Funds' custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. No repurchase agreements were purchased or sold by the Funds during the quarter ended December 31, 2005.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange daily. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, resulting from changes in the exchange rates and changes in market prices of securities held.

FORWARD FOREIGN CURRENCY CONTRACTS

The Funds may enter into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time with an agreed upon rate.

These contracts are marked-to-market daily. Net realized gains and losses on foreign currency transactions represent disposition of foreign currencies, and the difference between the amount recorded at the time of the transaction and the U.S. dollar amount actually received. The Funds did not enter into any foreign currency contracts during the quarter ended December 31, 2005.

FUTURES CONTRACTS

The Funds may invest in financial futures contracts for the purpose of hedging their existing securities or securities it intends to purchase against fluctuations in fair value caused by changes in prevailing markets. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. The Funds held no financial futures contracts during the quarter ended December 31, 2005.

OPTIONS TRANSACTIONS

Each Fund may write put and call options only if it owns an offsetting position in the underlying security. When a Fund writes a put or call option, an amount equal to the premium received is marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Each Fund may also purchase put and call options. When a Fund purchases a call or put option, an amount equal to the premium paid is marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. The Funds did not enter into any option transactions during the quarter ended December 31, 2005.

INCOME TAXES

The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes, or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

Dividends received by shareholders of the Funds which are derived from foreign source income and foreign taxes paid by the Funds are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Funds. Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Funds distribute net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

INVESTMENT INCOME

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date.

INVESTMENT TRANSACTIONS

Security transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes security transactions are accounted for on trade date. Gains and losses on securities sold are determined on the basis of identified cost.

ALLOCATION OF INCOME AND EXPENSES

Expenses which cannot be directly attributed to a specific fund in the Trust are apportioned between all funds based upon relative net assets. Each class of the International Equity Fund's bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, based upon relative net assets of each class. In calculating the net asset value of the shares in the various classes of the International Equity Fund, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets.

                         ICON FUNDS - DECEMBER 31, 2005
                           INDUSTRY TABLE (UNAUDITED)

                                                                SECTOR FUNDS
                                       -------------------------------------------------------------


                                            ICON
                                          CONSUMER      ICON       ICON        ICON          ICON
                                       DISCRETIONARY   ENERGY   FINANCIAL   HEALTHCARE   INDUSTRIALS
              Industry                      FUND        FUND       FUND        FUND          FUND
              --------                 -------------   ------   ---------   ----------   -----------
Advertising                                  --           --        --           --            --
Aerospace & Defense                          --           --        --           --          11.3%
Agriculture Products                         --           --        --           --            --
Air Freight & Logistics                      --           --        --           --          10.5%
Airlines                                     --           --        --           --           3.7%
Aluminum                                     --           --        --           --            --
Apparel Accessories & Luxury Goods          3.3%          --        --           --            --
Apparel Retail                             17.5%          --        --           --            --
Application Software                         --           --        --           --            --
Asset Management & Custody Banks             --           --       9.1%          --            --
Auto Parts & Equipment                     12.4%          --        --           --            --
Automobile Manufacturers                    8.6%          --        --           --            --
Automotive Retail                           6.3%          --        --           --            --
Biotechnology                                --           --        --         12.2%           --
Brewers                                      --           --        --           --            --
Broadcast & Cable TV                         --           --        --           --            --
Building Products                            --           --        --           --           4.9%
Casinos & Gaming                             --           --        --           --            --
Catalog Retail                              5.6%          --        --           --            --
Coal & Consumable Fuels                      --          2.0%       --           --            --
Commercial Printing                          --           --        --           --            --
Commodity Chemicals                          --           --        --           --            --
Communications Equipment                     --           --        --           --            --
Computer & Electronics Retail                --           --        --           --            --
Computer Hardware                            --           --        --           --            --
Computer Storage & Peripherals               --           --        --           --            --
Construction & Engineering                   --           --        --           --           3.8%
Construction & Farm Machinery &
   Heavy Trucks                              --           --        --           --          11.1%
Construction Materials                      1.1%         1.3%       --           --            --
Consumer Electronics                        2.7%          --        --           --            --
Consumer Finance                             --           --       8.8%          --            --
Data Processing & Outsourced
   Services                                  --           --        --           --            --
Department Stores                            --           --        --           --            --
Distillers & Vintners                        --           --        --           --            --
Distributors                                 --           --        --           --            --
Diversified Banks                            --           --       7.4%          --            --
Diversified Chemicals                        --           --        --           --            --
Diversified Commercial &
   Professional Services                    2.0%          --        --           --           3.2%
Diversified Metals & Mining                  --           --        --           --            --
Drug Retail                                  --           --        --           --            --
Education Services                          2.9%          --        --           --            --
Electric Utilities                           --           --        --           --            --
Electrical Components & Equipment            --           --        --           --           3.6%
Electronic Equipment Manufacturers           --           --        --           --            --
Electronic Manufacturing Services            --           --        --           --            --
Environmental & Facilities Services          --           --        --           --           1.1%
Fertilizers & Agricultural Chemicals         --           --        --           --            --
Food Distributors                            --           --        --           --            --
Food Retail                                  --           --        --           --            --
Footwear                                    4.0%          --        --           --            --
Gas Utilities                                --           --        --           --            --
General Merchandise Stores                  3.5%          --        --           --            --
Gold                                         --           --        --           --            --

                                                            SECTOR FUNDS
                                       ------------------------------------------------------
                                                       ICON
                                                      LEISURE
                                           ICON         AND                        ICON
                                       INFORMATION   CONSUMER     ICON      TELECOMMUNICATION
                                        TECHNOLOGY    STAPLES   MATERIALS      & UTILITIES
              Industry                     FUND        FUND        FUND            FUND
              --------                 -----------   --------   ---------   -----------------
Advertising                                 --           --         --              --
Aerospace & Defense                         --           --         --              --
Agriculture Products                        --          2.0%        --              --
Air Freight & Logistics                     --           --         --              --
Airlines                                    --          3.5%        --              --
Aluminum                                    --           --       12.6%             --
Apparel Accessories & Luxury Goods          --           --         --              --
Apparel Retail                              --           --         --              --
Application Software                       9.9%          --         --              --
Asset Management & Custody Banks            --           --         --              --
Auto Parts & Equipment                      --           --         --              --
Automobile Manufacturers                    --          1.4%        --              --
Automotive Retail                           --           --         --              --
Biotechnology                               --           --         --              --
Brewers                                     --          3.3%        --              --
Broadcast & Cable TV                        --           --         --              --
Building Products                           --           --         --              --
Casinos & Gaming                            --          6.2%        --              --
Catalog Retail                              --          1.7%        --              --
Coal & Consumable Fuels                     --           --        2.5%             --
Commercial Printing                         --           --         --              --
Commodity Chemicals                         --           --        4.5%             --
Communications Equipment                  10.2%          --         --             6.9%
Computer & Electronics Retail               --           --         --              --
Computer Hardware                         11.6%          --         --              --
Computer Storage & Peripherals             9.2%          --         --              --
Construction & Engineering                  --           --         --              --
Construction & Farm Machinery &
   Heavy Trucks                             --           --        4.6%             --
Construction Materials                      --           --       11.5%             --
Consumer Electronics                        --           --         --              --
Consumer Finance                            --           --         --              --
Data Processing & Outsourced
   Services                               13.8%          --         --              --
Department Stores                           --           --         --              --
Distillers & Vintners                       --          1.7%        --              --
Distributors                                --           --         --              --
Diversified Banks                           --           --         --              --
Diversified Chemicals                       --           --        1.4%             --
Diversified Commercial &
   Professional Services                    --           --         --              --
Diversified Metals & Mining                 --           --       13.5%             --
Drug Retail                                 --           --         --              --
Education Services                          --           --         --              --
Electric Utilities                          --           --         --            16.4%
Electrical Components & Equipment           --           --         --             3.3%
Electronic Equipment Manufacturers         6.5%          --         --              --
Electronic Manufacturing Services          2.3%          --         --              --
Environmental & Facilities Services         --           --         --              --
Fertilizers & Agricultural Chemicals        --           --        2.8%             --
Food Distributors                           --          2.8%        --              --
Food Retail                                 --          6.3%        --              --
Footwear                                    --           --         --              --
Gas Utilities                               --           --         --             2.0%
General Merchandise Stores                  --           --         --              --
Gold                                        --           --        2.5%             --

                                                                SECTOR FUNDS
                                       -------------------------------------------------------------


                                            ICON
                                          CONSUMER      ICON       ICON        ICON          ICON
                                       DISCRETIONARY   ENERGY   FINANCIAL   HEALTHCARE   INDUSTRIALS
              Industry                      FUND        FUND       FUND        FUND          FUND
              --------                 -------------   ------   ---------   ----------   -----------
Health Care Distributors                     --           --        --         11.0%           --
Health Care Equipment                        --           --        --         10.4%           --
Health Care Facilities                       --           --        --          5.2%           --
Health Care Services                         --           --        --         21.4%           --
Health Care Supplies                         --           --        --          2.2%           --
Home Building                               2.1%          --        --           --            --
Home Entertainment Software                  --           --        --           --            --
Home Furnishings                            6.9%          --        --           --            --
Home Improvement Retail                     7.2%          --        --           --            --
Home Furnishing Retail                      0.9%          --        --           --            --
Hotels, Resorts & Cruise Lines               --           --        --           --            --
Household Products                          1.3%          --        --           --            --
Housewares & Specialties                     --           --        --           --            --
Human Resource & Employment Services         --           --        --           --           5.1%
Hypermarkets & Super Centers                 --           --        --           --            --
Independent Power Producers & Energy
   Traders                                   --           --        --           --            --
Industrial Conglomerates                     --           --        --           --            --
Industrial Gases                             --           --        --           --            --
Industrial Machinery                         --           --        --           --          13.5%
Insurance Brokers                            --           --       1.0%          --            --
Integrated Oil & Gas                         --         22.7%       --           --            --
Integrated Telecommunication
   Services                                  --           --        --           --            --
Internet Retail                             2.7%          --        --           --            --
Internet Software Services                   --           --        --           --            --
Investment Banking & Brokerage               --           --      15.7%          --            --
IT Consulting & Other Services               --           --        --           --            --
Leisure Facilities                           --           --        --           --            --
Leisure Products                             --           --        --           --            --
Life & Health Insurance                      --           --      10.0%          --            --
Managed Health Care                          --           --        --         13.8%           --
Marine                                       --           --        --           --           1.9%
Metal & Glass Containers                     --           --        --           --            --
Motorcycle Manufacturers                    1.5%          --        --           --            --
Movies & Entertainment                       --           --        --           --            --
Multi-Line Insurance                         --           --       7.7%          --            --
Multi-Utilities                              --           --        --           --            --
Office Electronics                           --           --        --           --            --
Office Services & Supplies                   --           --        --           --           0.7%
Oil & Gas Drilling                           --         23.1%       --           --            --
Oil & Gas Equipment & Services               --         28.1%       --           --            --
Oil & Gas Exploration & Production           --         20.7%       --           --            --
Oil & Gas Refining & Marketing               --           --        --           --            --
Oil & Gas Storage & Transportation           --          1.9%       --           --            --
Other Diversified Financial Services         --           --      11.6%          --            --
Packaged Foods & Meats                       --           --        --           --            --
Paper Packaging                              --           --        --           --            --
Paper Products                               --           --        --           --            --
Personal Products                            --           --        --           --            --
Pharmaceuticals                              --           --        --         18.5%           --
Photographic Products                        --           --        --           --            --
Precious Metals & Minerals                   --           --        --           --            --
Property & Casualty Insurance                --           --       9.6%          --            --
Publishing                                   --           --        --           --            --

                                                            SECTOR FUNDS
                                       ------------------------------------------------------
                                                       ICON
                                                      LEISURE
                                           ICON         AND                        ICON
                                       INFORMATION   CONSUMER     ICON      TELECOMMUNICATION
                                        TECHNOLOGY    STAPLES   MATERIALS      & UTILITIES
              Industry                     FUND        FUND        FUND            FUND
              --------                 -----------   --------   ---------   -----------------
Health Care Distributors                    --           --         --              --
Health Care Equipment                       --           --         --              --
Health Care Facilities                      --           --         --              --
Health Care Services                        --           --         --              --
Health Care Supplies                        --           --         --              --
Home Building                               --           --         --              --
Home Entertainment Software                 --           --         --              --
Home Furnishings                            --           --         --              --
Home Improvement Retail                     --          1.2%        --              --
Home Furnishing Retail                      --           --         --              --
Hotels, Resorts & Cruise Lines              --         10.1%        --              --
Household Products                          --           --         --              --
Housewares & Specialties                    --           --         --              --
Human Resource & Employment Services        --           --         --              --
Hypermarkets & Super Centers                --          5.1%        --              --
Independent Power Producers & Energy
   Traders                                  --           --         --             1.4%
Industrial Conglomerates                    --           --         --             1.2%
Industrial Gases                            --           --        3.4%             --
Industrial Machinery                        --           --         --              --
Insurance Brokers                           --           --         --              --
Integrated Oil & Gas                        --           --         --              --
Integrated Telecommunication
   Services                                 --           --         --            31.4%
Internet Retail                             --           --         --              --
Internet Software Services                 7.3%         3.5%        --             1.0%
Investment Banking & Brokerage              --           --         --              --
IT Consulting & Other Services             6.5%          --         --              --
Leisure Facilities                          --          2.6%        --              --
Leisure Products                            --          4.3%        --              --
Life & Health Insurance                     --           --         --              --
Managed Health Care                         --           --         --              --
Marine                                      --           --         --              --
Metal & Glass Containers                    --           --       12.1%             --
Motorcycle Manufacturers                    --           --         --              --
Movies & Entertainment                      --          2.8%        --              --
Multi-Line Insurance                        --           --         --              --
Multi-Utilities                             --           --         --            14.5%
Office Electronics                         1.0%          --         --              --
Office Services & Supplies                  --           --         --              --
Oil & Gas Drilling                          --           --         --              --
Oil & Gas Equipment & Services             1.8%          --         --              --
Oil & Gas Exploration & Production          --           --         --              --
Oil & Gas Refining & Marketing              --           --         --              --
Oil & Gas Storage & Transportation          --           --         --              --
Other Diversified Financial Services        --           --         --              --
Packaged Foods & Meats                      --          6.5%        --              --
Paper Packaging                             --           --        0.7%             --
Paper Products                              --           --         --              --
Personal Products                           --           --         --              --
Pharmaceuticals                             --           --         --              --
Photographic Products                       --           --         --              --
Precious Metals & Minerals                  --           --        2.3%             --
Property & Casualty Insurance               --           --         --              --
Publishing                                  --          4.8%        --              --

                                                                SECTOR FUNDS
                                       -------------------------------------------------------------


                                            ICON
                                          CONSUMER      ICON       ICON        ICON          ICON
                                       DISCRETIONARY   ENERGY   FINANCIAL   HEALTHCARE   INDUSTRIALS
              Industry                      FUND        FUND       FUND        FUND          FUND
              --------                 -------------   ------   ---------   ----------   -----------
Railroads                                    --           --        --           --           9.7%
Real Estate Investment Trusts                --           --        --           --            --
Regional Banks                               --           --       8.7%          --            --
Reinsurance                                  --           --       1.1%          --            --
Restaurants                                  --           --        --           --            --
Semiconductor Equipment                      --           --        --           --            --
Semiconductors                               --           --        --           --            --
Soft Drinks                                  --           --        --           --            --
Specialized Consumer Services               4.1%          --        --          0.7%           --
Specialized Finance                          --           --       3.3%          --            --
Specialty Chemicals                          --           --        --           --            --
Specialty Stores                            1.0%          --        --           --            --
Steel                                        --           --        --           --            --
Systems Software                             --           --        --           --            --
Technology Distributors                      --           --        --           --            --
Thrifts & Mortgage Insurance                 --           --       5.9%          --            --
Tire & Rubber                                --           --        --           --            --
Tobacco                                     1.3%          --        --           --            --
Trading Companies & Distributors             --           --        --           --           8.4%
Trucking                                     --           --        --           --           7.7%
Water Utilities                              --           --        --           --            --
Wireless Telecommunication Services          --           --        --           --            --
                                           98.9%        99.8%     99.9%        95.4%        100.2%

                                                            SECTOR FUNDS
                                       ------------------------------------------------------
                                                       ICON
                                                      LEISURE
                                           ICON         AND                        ICON
                                       INFORMATION   CONSUMER     ICON      TELECOMMUNICATION
                                        TECHNOLOGY    STAPLES   MATERIALS      & UTILITIES
              Industry                     FUND        FUND        FUND            FUND
              --------                 -----------   --------   ---------   -----------------
Railroads                                   --           --        4.9%             --
Real Estate Investment Trusts               --           --         --              --
Regional Banks                              --           --         --              --
Reinsurance                                 --           --         --              --
Restaurants                                 --         22.1%        --              --
Semiconductor Equipment                    1.2%          --         --              --
Semiconductors                            10.4%          --         --             0.9%
Soft Drinks                                 --          2.0%        --              --
Specialized Consumer Services               --           --         --              --
Specialized Finance                         --           --         --              --
Specialty Chemicals                         --           --        3.8%             --
Specialty Stores                            --           --         --              --
Steel                                       --           --       16.7%             --
Systems Software                            --           --         --              --
Technology Distributors                    8.0%          --         --              --
Thrifts & Mortgage Insurance                --           --         --              --
Tire & Rubber                               --           --         --              --
Tobacco                                     --          5.2%        --              --
Trading Companies & Distributors            --           --         --              --
Trucking                                    --           --         --              --
Water Utilities                             --           --         --             5.6%
Wireless Telecommunication Services         --           --         --            14.7%
                                          99.7%        99.1%      99.8%           99.3%

Percentages are based upon net assets.

                         ICON FUNDS - DECEMBER 31, 2005
                           INDUSTRY TABLE (UNAUDITED)

                                                                       DIVERSIFIED & FOREIGN FUNDS
                                     -----------------------------------------------------------------------------------------------
                                         ICON         ICON         ICON         ICON          ICON                          ICON
                                         CORE       COVERED       EQUITY     LONG/SHORT   ASIA-PACIFIC      ICON       INTERNATIONAL
             Industry                EQUITY FUND   CALL FUND   INCOME FUND      FUND       REGION FUND   EUROPE FUND    EQUITY FUND
             --------                -----------   ---------   -----------   ----------   ------------   -----------   -------------
Advertising                               --           --           --           --            --             --             --
Aerospace & Defense                       --          1.3%         0.4%         1.2%          0.8%           3.2%           0.5%
Agriculture Products                      --           --           --           --            --             --             --
Air Freight & Logistics                  2.6%         3.6%         2.5%         3.9%           --            0.7%           0.8%
Airlines                                 0.9%         1.3%          --          1.9%           --             --             --
Aluminum                                 1.2%         0.9%         0.8%         1.8%           --             --             --
Apparel Accessories & Luxury Goods        --           --           --          2.3%          0.8%           0.6%           0.8%
Apparel Retail                           2.4%         2.0%         1.9%         2.0%          3.3%           0.4%           2.3%
Application Software                      --           --           --           --            --            0.9%           0.4%
Asset Management & Custody Banks         2.4%         1.0%         2.4%         1.4%          1.2%           1.2%           1.3%
Auto Parts & Equipment                   1.4%         1.3%          --           --           1.6%            --            1.0%
Automobile Manufacturers                 0.9%         1.2%         2.1%          --           2.1%            --            1.0%
Automotive Retail                         --          0.7%         1.0%          --            --             --             --
Biotechnology                            2.2%         1.6%          --          1.6%           --             --             --
Brewers                                   --           --           --           --            --            0.9%            --
Broadcast & Cable TV                      --           --          0.6%          --            --             --             --
Building Products                        1.7%         2.3%         3.0%         1.8%          0.8%            --            0.8%
Casinos & Gaming                          --           --           --           --            --             --             --
Catalog Retail                           1.9%         0.9%          --          0.5%          0.7%            --             --
Coal & Consumable Fuels                   --          0.3%          --           --            --             --             --
Commercial Printing                       --           --           --           --           0.5%            --             --
Commodity Chemicals                       --           --          0.8%          --           1.8%            --            0.8%
Communications Equipment                 1.3%         0.8%         0.7%         0.9%           --            3.5%           2.2%
Computer & Electronics Retail             --           --           --           --           1.7%            --            1.9%
Computer Hardware                         --          1.1%         1.5%         1.0%          3.9%            --            3.2%
Computer Storage & Peripherals           2.2%         0.8%         1.3%         2.3%           --            2.0%           1.0%
Construction & Engineering                --           --           --          1.3%          3.6%           2.6%           3.5%
Construction & Farm Machinery &
   Heavy Trucks                          2.2%         2.3%         3.3%         2.2%          1.8%            --            1.5%
Construction Materials                   1.7%         2.0%         2.1%         3.2%          0.4%            --            0.7%
Consumer Electronics                      --          1.0%          --           --           1.4%            --            0.8%
Consumer Finance                         1.4%         1.9%          --           --           2.8%            --            2.4%
Data Processing & Outsourced
   Services                              0.6%         2.8%         2.0%         2.1%          0.9%            --             --
Department Stores                         --           --           --           --           2.2%            --            2.4%
Distillers & Vintners                     --           --           --           --            --             --             --
Distributors                              --           --           --           --           1.5%            --            1.6%
Diversified Banks                        0.9%         2.2%         2.0%          --           5.8%           7.3%           6.9%
Diversified Capital Markets               --           --           --           --            --            4.0%           1.0%
Diversified Chemicals                     --           --          0.9%          --           1.8%           1.6%           2.4%
Diversified Commercial &
   Professional Services                 0.2%          --           --           --           1.9%           3.2%           1.4%
Diversified Metals & Mining              2.2%         3.6%         2.8%         2.5%          3.0%           4.9%           4.5%
Drug Retail                               --           --           --           --            --             --             --
Education Services                        --          0.9%          --           --           0.7%            --             --
Electric Utilities                       0.4%         1.2%          --          0.6%           --            3.3%           1.7%
Electrical Components & Equipment        0.2%          --          0.9%          --           0.7%           1.0%           1.1%
Electronic Equipment Manufacturers        --           --          1.7%          --           3.0%           0.3%           1.7%
Electronic Manufacturing Services         --           --           --           --           0.1%            --            0.1%
Environmental & Facilities
   Services                               --           --           --           --            --            0.7%            --
Fertilizers & Agricultural
   Chemicals                             1.5%          --          0.8%         0.3%           --             --             --
Food Distributors                         --           --           --           --            --             --             --
Food Retail                               --           --           --           --            --             --             --
Footwear                                  --           --           --           --            --             --             --
Gas Utilities                             --           --           --           --           0.3%            --             --
General Merchandise Stores                --           --          0.9%         1.0%          0.6%            --             --

                         ICON FUNDS - DECEMBER 31, 2005
                           INDUSTRY TABLE (UNAUDITED)

                                                                       DIVERSIFIED & FOREIGN FUNDS
                                     -----------------------------------------------------------------------------------------------
                                         ICON         ICON         ICON         ICON          ICON                          ICON
                                         CORE       COVERED       EQUITY     LONG/SHORT   ASIA-PACIFIC      ICON       INTERNATIONAL
             Industry                EQUITY FUND   CALL FUND   INCOME FUND      FUND       REGION FUND   EUROPE FUND    EQUITY FUND
             --------                -----------   ---------   -----------   ----------   ------------   -----------   -------------
Gold                                      --           --           --           --           0.6%            --             --
Health Care Distributors                 4.6%         3.4%         0.9%         3.2%           --             --             --
Health Care Equipment                    0.7%         1.3%         1.6%          --            --            1.0%            --
Health Care Facilities                    --          0.4%         0.5%         1.8%           --            1.3%            --
Health Care Services                     2.9%         2.4%         1.6%         3.6%          0.2%            --             --
Health Care Supplies                      --           --           --           --           0.4%            --            0.1%
Heavy Electrical Equipment                --           --           --           --           0.5%           1.7%            --
Home Building                             --           --           --           --            --            2.6%            --
Home Entertainment Software               --           --           --           --            --             --             --
Home Furnishings                         2.0%         1.2%         2.8%          --            --             --             --
Home Improvement Retail                  1.1%         1.0%         0.8%         0.9%          1.1%            --             --
Home Furnishing Retail                    --           --           --           --            --             --             --
Hotels, Resorts & Cruise Lines           0.9%         0.7%         0.8%          --            --             --             --
Household Appliances                      --           --          0.8%          --            --             --             --
Household Products                        --           --          0.7%          --            --             --             --
Housewares & Specialties                  --           --           --           --            --             --             --
Human Resource & Employment
   Services                              2.1%          --          0.8%         1.3%           --            4.3%           1.2%
Hypermarkets & Super Centers              --           --           --           --           0.7%            --            0.9%
Independent Power Producers &
   Energy Traders                         --           --           --           --            --             --             --
Industrial Conglomerates                  --           --          0.6%          --            --             --             --
Industrial Gases                          --           --           --           --            --             --             --
Industrial Machinery                      --           --          0.7%          --           5.5%           5.1%           5.8%
Insurance Brokers                        0.8%          --           --           --            --             --             --
Integrated Oil & Gas                      --           --          0.6%          --            --            3.0%           2.5%
Integrated Telecommunication
   Services                              1.4%          --          3.8%          --           0.3%            --             --
Internet Retail                           --           --           --           --            --             --             --
Internet Software Services               1.8%         2.9%          --          1.9%          1.1%           2.8%           2.7%
Investment Banking & Brokerage           1.7%         2.3%         3.2%         3.1%          3.6%            --            1.0%
IT Consulting & Other Services           1.1%         0.7%         0.7%         1.6%           --            0.4%            --
Leisure Facilities                        --           --           --           --            --             --             --
Leisure Products                          --           --           --           --           1.0%           0.8%           1.2%
Life & Health Insurance                  1.6%         2.5%         3.2%         2.1%           --             --             --
Managed Health Care                      3.4%         3.2%         1.5%         3.0%           --             --             --
Marine                                   0.7%         1.1%          --           --            --            0.9%           0.4%
Metal & Glass Containers                  --           --           --           --            --             --             --
Motorcycle Manufacturers                  --           --           --           --           0.7%            --            0.6%
Movies & Entertainment                    --           --           --           --           1.4%            --            0.4%
Multi-Line Insurance                     1.3%         2.3%         0.9%         2.6%          1.0%           1.8%           1.8%
Multi-Utilities                          0.2%          --          1.0%          --            --             --             --
Office Electronics                        --           --           --           --            --             --             --
Office Services & Supplies                --           --           --           --            --             --             --
Oil & Gas Drilling                       3.9%         4.4%         3.0%         5.7%           --             --             --
Oil & Gas Equipment & Services           4.5%         4.2%         1.8%         4.7%           --            1.8%           2.4%
Oil & Gas Exploration & Production       1.8%         2.0%          --          3.7%          1.6%           0.6%           1.5%
Oil & Gas Refining & Marketing            --           --           --           --            --            0.6%            --
Oil & Gas Storage & Transportation        --           --           --           --            --             --             --
Other Diversified Financial
   Services                              3.3%         2.9%         5.0%         1.0%           --            0.9%            --
Packaged Foods & Meats                    --           --           --           --            --            1.4%           0.7%
Paper Packaging                           --           --           --           --            --             --             --
Paper Products                            --           --           --           --            --             --             --
Personal Products                         --           --           --           --            --             --             --
Pharmaceuticals                          2.3%         3.2%         2.4%         1.7%          1.6%           2.2%           2.0%
Photographic Products                     --           --           --           --           1.4%            --            1.3%

                         ICON FUNDS - DECEMBER 31, 2005
                           INDUSTRY TABLE (UNAUDITED)

                                                                       DIVERSIFIED & FOREIGN FUNDS
                                     -----------------------------------------------------------------------------------------------
                                         ICON         ICON         ICON         ICON          ICON                          ICON
                                         CORE       COVERED       EQUITY     LONG/SHORT   ASIA-PACIFIC      ICON       INTERNATIONAL
             Industry                EQUITY FUND   CALL FUND   INCOME FUND      FUND       REGION FUND   EUROPE FUND    EQUITY FUND
             --------                -----------   ---------   -----------   ----------   ------------   -----------   -------------
Precious Metals & Minerals                --           --           --           --            --             --             --
Property & Casualty Insurance            2.3%         2.5%         3.3%         1.8%          2.8%            --            1.8%
Publishing                                --           --           --           --            --             --             --
Railroads                                2.3%         3.8%         0.9%         3.6%           --             --             --
Real Estate Investment Trusts             --           --           --           --            --             --             --
Real Estate Management &
   Development                            --           --           --           --           5.2%           1.2%           4.0%
Regional Banks                           1.6%         2.5%         3.0%         2.2%          1.1%            --            2.0%
Reinsurance                               --           --           --           --           0.6%           0.6%            --
Restaurants                              0.6%         0.7%          --           --            --             --             --
Semiconductor Equipment                   --           --           --           --           1.9%            --            1.4%
Semiconductors                           1.4%         0.6%         3.0%          --           1.0%            --            0.1%
Soft Drinks                               --           --           --           --            --             --             --
Specialized Consumer Services             --           --          1.4%          --            --             --             --
Specialized Finance                       --           --           --           --            --            3.5%           0.7%
Specialty Chemicals                       --           --           --           --           1.8%           2.2%           1.6%
Specialty Stores                          --           --          1.0%          --            --             --             --
Steel                                    2.8%         4.7%         3.0%         5.0%          3.1%           4.3%           3.5%
Systems Software                          --           --           --           --            --            2.6%            --
Technology Distributors                  1.2%         1.1%          --           --            --             --             --
Thrifts & Mortgage Insurance             1.0%          --          2.8%          --            --            3.3%            --
Tire & Rubber                             --           --           --           --            --            0.7%           0.4%
Tobacco                                   --          1.1%         2.6%          --            --             --             --
Trading Companies & Distributors         2.4%         3.7%         1.8%         2.1%          3.6%            --            2.1%
Trucking                                 2.7%         2.5%         1.0%         3.2%           --            1.5%           0.5%
Water Utilities                          0.9%          --           --          0.8%           --             --             --
Wireless Telecommunication
   Services                              1.8%         2.5%          --          2.1%           --            2.2%           1.4%
                                        97.5%       106.8%        99.9%        98.5%         95.5%          97.6%          97.7%

                         ICON FUNDS - DECEMBER 31, 2005
                            Sector Table (UNAUDITED)

                                                           DIVERSIFIED & FOREIGN FUNDS
                                  -----------------------------------------------------------------------------
                                                  ICON         ICON            ICON                 ICON
                                     ICON         CORE       COVERED    EQUITY INCOME FUND   EQUITY INCOME FUND
             SECTOR               BOND FUND   EQUITY FUND   CALL FUND     COMMON STOCKS      CORPORATE BONDS
             ------               ---------   -----------   ---------   ------------------   ------------------
Consumer Discretionary                NA          9.7%        10.2%            10.9%                2.0%
Energy                                NA         10.1%        10.9%             5.4%                0.0%
Financial                             NA         18.4%        20.0%            21.9%                1.6%
Healthcare                            NA         16.1%        15.4%             7.2%                0.5%
Industrials                           NA         18.0%        22.0%            15.6%                0.0%
Information Technology                NA          9.6%        10.8%            10.5%                0.0%
Leisure and Consumer Staples          NA          1.5%         2.5%             4.1%                0.6%
Materials                             NA          9.4%        11.3%            11.3%                0.0%
Telecommunication and Utilities       NA          4.7%         3.7%             4.7%                0.0%
                                                 ----        -----             ----                 ---
                                                 97.5%       106.8%            91.6%                4.7%

                                                            DIVERSIFIED & FOREIGN FUNDS
                                  -------------------------------------------------------------------------------
                                              ICON                     ICON                      ICON
                                       EQUITY INCOME FUND       EQUITY INCOME FUND        EQUITY INCOME FUND
             SECTOR               CONVERTIBLE CORPORATE BONDS    PREFERRED STOCKS    CONVERTIBLE PREFERRED STOCKS
             ------               ---------------------------   ------------------   ----------------------------
Consumer Discretionary                        0.0%                     0.0%                      0.0%
Energy                                        0.0%                     0.0%                      0.0%
Financial                                     0.0%                     0.0%                      0.0%
Healthcare                                    0.0%                     0.0%                      0.9%
Industrials                                   0.0%                     0.4%                      0.0%
Information Technology                        0.5%                     0.0%                      0.0%
Leisure and Consumer Staples                  0.0%                     0.0%                      0.0%
Materials                                     0.0%                     0.0%                      0.0%
Telecommunication and Utilities               0.0%                     0.0%                      0.0%
                                              ---                      ---                       ---
                                              0.5%                     0.4%                      0.9%

                                                                   DIVERSIFIED & FOREIGN FUNDS
                                  ---------------------------------------------------------------------------------------------
                                                  ICON                     ICON          ICON                          ICON
                                   EQUITY INCOME FUND U.S. GOVERNMENT   LONG/SHORT   ASIA-PACIFIC       ICON      INTERNATIONAL
             SECTOR                  & U.S. GOVERNMENT AGENCY BONDS        FUND       REGION FUND   EUROPE FUND    EQUITY FUND
             ------               -----------------------------------   ----------   ------------   -----------   -------------
Consumer Discretionary                           0.0%                       6.7%         20.7%          4.3%          15.3%
Energy                                           0.0%                      14.0%          1.3%          6.0%           6.4%
Financial                                        1.8%                      14.2%         22.6%         23.8%          21.2%
Healthcare                                       0.0%                      15.0%          2.2%          4.5%           2.1%
Industrials                                      0.0%                      22.6%         18.9%         24.9%          18.9%
Information Technology                           0.0%                       9.8%         11.9%         12.5%          12.8%
Leisure and Consumer Staples                     0.0%                       0.0%          4.8%          3.1%           4.5%
Materials                                        0.0%                      12.7%         12.5%         13.0%          13.4%
Telecommunication and Utilities                  0.0%                       3.5%          0.6%          5.5%           3.1%
                                                 ---                       ----          ----          ----           ----
                                                 1.8%                      98.5%         95.5%         97.6%          97.7%

Percentages are based upon net assets.

                         ICON FUNDS - DECEMBER 31, 2005
                            COUNTRY TABLE (UNAUDITED)

                                          FOREIGN FUNDS
                           ------------------------------------------
                               ICON                          ICON
                           ASIA-PACIFIC      ICON       INTERNATIONAL
         Country            REGION FUND   EUROPE FUND    EQUITY FUND
         -------           ------------   -----------   -------------
Australia                       2.3%           --            2.2%
Austria                          --           3.9%           2.2%
Bahamas                          --            --             --
Belgium                          --           7.2%           3.6%
Bermuda                          --            --             --
Brazil                           --            --            1.8%
British Virgin Islands           --            --             --
Canada                           --            --            1.6%
Cayman Islands                   --            --             --
China                           0.6%           --             --
Denmark                          --           2.7%           0.5%
Finland                          --           2.7%           0.8%
France                           --           9.6%           2.5%
Germany                          --          16.8%           4.2%
Greece                           --           2.2%           0.5%
Hong Kong                       2.5%           --            0.7%
India                            --            --             --
Indonesia                        --            --             --
Ireland                          --            --             --
Israel                           --            --             --
Italy                            --            --             --
Japan                          63.9%           --           46.5%
Luxembourg                       --            --             --
Malaysia                         --            --             --
Mexico                           --            --            1.5%
Netherlands                      --           9.0%           1.8%
New Zealand                      --            --             --
Norway                           --           3.9%           1.7%
Philippines                      --            --             --
Poland                           --           3.6%            --
Portugal                         --            --             --
Russia                           --           1.8%           0.5%
Singapore                       0.7%           --             --
South Korea                    20.7%           --           12.9%
Spain                            --           1.8%            --
Sweden                           --           3.7%           0.8%
Switzerland                      --          14.2%           3.6%
Taiwan                          4.8%           --            4.6%
United Kingdom                   --          14.5%           3.2%
United States of America         --            --             --
                               95.5%         97.6%          97.7%

@    Amount is less than 0.05%

Percentages are based upon net assets.

ICON BOND FUND RATINGS
DECEMBER 31, 2005
(UNAUDITED)

RATING   % OF NET ASSETS
------   ---------------
A             24.9%
AA             5.2%
AAA           28.4%
B              6.0%
BB             8.9%
BBB           23.2%
NR             0.7%
              ----
TOTAL         97.2%
              ====

                         ICON FUNDS - DECEMBER 31, 2005
                                FEDERAL TAX COST
                                   (UNAUDITED)

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal tax purposes as of December 31, 2005, were as follows:

                                                         Unrealized      Unrealized     Net Appreciation
Fund                                          Cost      Appreciation   (Depreciation)    (Depreciation)
----                                      -----------   ------------   --------------   ----------------
ICON Consumer Discretionary Fund           89,720,555      8,645,760     (1,288,208)        7,357,552
ICON Energy Fund                          623,874,890    273,742,311     (6,405,369)      267,336,942
ICON Financial Fund                       239,498,607     26,518,522     (2,073,970)       24,444,552
ICON Healthcare Fund                      592,321,094    150,829,692    (12,749,657)      138,080,035
ICON Industrials Fund                     180,623,260     38,752,391     (1,349,918)       37,402,473
ICON Information Technology Fund          220,560,288     40,869,812     (3,568,036)       37,301,776
ICON Leisure and Consumer Staples Fund     36,868,802      2,781,887       (355,386)        2,426,501
ICON Materials Fund                       113,591,422     18,338,785        (85,273)       18,253,512
ICON Telecommunication & Utilities Fund    73,416,779      8,810,250     (1,122,127)        7,688,123
ICON Bond Fund                             83,796,971        157,327       (954,493)         (797,167)
ICON Core Equity Fund                     160,731,894     26,231,531     (1,434,085)       24,797,446
ICON Covered Call Fund                     54,096,397      7,844,375     (1,460,760)        6,383,615
ICON Equity Income Fund                   113,764,283     14,116,692     (1,112,334)       13,004,358
ICON Long/Short Fund                       65,359,099     11,038,859       (716,003)       10,322,856
ICON Asia-Pacific Region Fund             106,227,521     20,049,438       (316,222)       19,733,216
ICON Europe Fund                           24,040,807      3,309,420        (49,424)        3,259,996
ICON International Equity Fund             46,555,134     10,585,749       (168,106)       10,417,643

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

     THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). CERTIFICATIONS PURSUANT TO RULE 30A-2(A) ARE ATTACHED HERETO.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ICON Funds


By (Signature and Title)* /s/ Craig T. Callahan
                          ---------------------------------------
                          Craig T. Callahan, President and
                          Chief Executive Officer
                          (Principal Executive Officer)

Date February 23, 2006
     --------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Craig T. Callahan
                          ---------------------------------------
                          Craig T. Callahan, President and
                          Chief Executive Officer
                          (Principal Executive Officer)

Date February 23, 2006
     --------------------


By (Signature and Title)* /s/ Erik L. Jonson
                          ---------------------------------------
                          Erik L. Jonson, Vice President,
                          Chief Financial Officer and Treasurer
                          (Principal Financial Officer and
                          Principal Accounting Officer)

Date February 23, 2006
     --------------------

* Print the name and title of each signing officer under his or her signature.